[LOGO OMITTED]
CNI CHARTER FUNDS SM

                                                        INVESTMENT MANAGER:

                                       CITY NATIONAL ASSET MANAGEMENT, INC.



[GRAPHIC OMITTED]

Semi-Annual Report
March 31, 2003

                                                Large Cap Value Equity Fund

                                               Large Cap Growth Equity Fund

                                                   RCB Small Cap Value Fund

                                                     Technology Growth Fund

                                                        Corporate Bond Fund

                                                       Government Bond Fund

                                            California Tax Exempt Bond Fund

                                                       High Yield Bond Fund

                                                    Prime Money Market Fund

                                               Government Money Market Fund

                                    California Tax Exempt Money Market Fund

[Background Omitted]
This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

CNI Charter Funds

table of contents



  2   LETTER TO OUR SHAREHOLDERS
  4   INVESTMENT ADVISER'S REPORT
  6   STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS
 40   STATEMENTS OF ASSETS & LIABILITIES
 41   STATEMENTS OF OPERATIONS
 44   STATEMENTS OF CHANGES IN NET ASSETS
 48   FINANCIAL HIGHLIGHTS
 51   NOTES TO FINANCIAL STATEMENTS

                            CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2003
--------------------------------------------------------------------------------
We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2003, a period in which both economic and geo-political events significantly affected the financial markets.
   The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as investment manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well during the complex and volatile financial environment we encountered in the period ended March 31, 2003.

SIX-MONTH MARKET WATCH:
OCTOBER 2002 - MARCH 2003
The six-months ended March 31 witnessed a rebound in equities with all of the major domestic stock indices rising. (Please refer to the table that follows.) International equity issues did not fare as well, in Dollar-terms, primarily due to the strength of the U.S. Dollar during this period.
   Perhaps the most interesting aspect of this rebound in stock prices was the sector leadership. Technology and telecommunications issues (up 21.88% and 18.00%, respectively), which had been relative laggards prior to this time, jumped out in front to lead the market. Conversely, the more defensively oriented consumer staple and utility sectors lagged.

   With the Federal Reserve lowering short-term interest rates by 50 basis points in the fourth quarter of 2002 (to levels not seen in forty years), the yield curve steepened somewhat during the six-months ending March 31. Three-month Treasury bills began the period at 1.55%, and ended it at just over 1.11%. Longer-term interest rates, on the other hand, edged upward over those six-months, primarily due to concerns over war-related issues and the growing Federal budget deficit.
   Other markets, including commodities, also reacted to geo-political issues. Oil prices, in particular, peaked at $37 per barrel earlier this year in reaction to supply fears. Gold prices, which have remained virtually dormant for two decades, benefited from a flight-to-quality panic that took them up to $380 per ounce.
   Although the domestic economy continues to grow, and inflation remains in check at both the consumer and wholesale levels, we would expect recent market volatility to continue, at least until the clouds on the geo-political front move off the horizon.

-------------------------------------------------------------------------------
SIX-MONTH                               OCTOBER, 2002 -
INDEX WATCH:                                MARCH, 2003

S&P 500 Stock Index ...........................  +5.02%
Dow Jones Industrials .........................  +6.55%
NASDAQ ........................................ +14.68%
MSCI EAFE (International Equity) ..............  -2.17%

Oil ........................................... +14.79%
Gold ..........................................  +2.96%
-------------------------------------------------------------------------------






                            CNI CHARTER FUNDS | PAGE 2

SIX-MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE
By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas. In fact, the CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND won one of Lipper Analytics' coveted achievement certificates for its one-year investment performance in its asset class for the 2002 calendar year*.
   All of the equity-oriented Funds showed positive returns during the six-month period, as one might expect, given the strong rebound in stocks. Leading the pack was the 17.26% gain in the CNI CHARTER TECHNOLOGY GROWTH FUND, Institutional Class.
   All four of the bond-oriented Funds also showed gains during the period. The CNI CHARTER HIGH YIELD BOND FUND rose 9.68%, followed by the 3.71% return to the CNI CHARTER CORPORATE BOND FUND, the 1.57% gain for the CNI CHARTER GOVERNMENT BOND FUND and the 0.47% move in the CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND. All returns stated are for the Institutional Classes.
   Lastly, all three Money Market Funds continued to turn in competitive, albeit minimal, yields for the six months ending March 31, 2003.
   The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.
   Thank you for choosing CNI Charter Funds.

Sincerely,



/s/Richard A. Weiss
Richard A. Weiss
President
CITY NATIONAL ASSET MANAGEMENT, INC.


* Category: 2002 California Short-Intermediate Municipal Debt Funds

(C) 2003 REUTERS. All rights reserved.

Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

Past performance is no guarantee or future results. Certain shareholders may be subject to the Alternative Minimum Tax (AMT). Federal income tax rules apply to any capital gain distributions.

Fund expenses have been waived during the period on which the ranking is based. Without waivers performance may be lower.

--------------------------------------------------------------------------------
cnicharterfunds.com

Visit our website CNICHARTERFUNDS.COM where you will find comprehensive information about our fund family including:

      o Daily, monthly and quarterly performance
      o Detailed descriptions on each CNI Charter Fund
      o Prospectus and annual report downloads
      o Additional information for investment professionals
--------------------------------------------------------------------------------

                            CNI CHARTER FUNDS | PAGE 3
investment adviser's report
MARCH 31, 2003
--------------------------------------------------------------------------------
EQUITY FUNDS

Although it did not look to be the case at the beginning of the fourth quarter 2002, equities returned to positive performance during the six months ending March 31, 2003. Since its mid-August 2002 highs, the market continued a decline culminating with a new S&P 500 52-week low in October 2002. Prospects for an improved corporate earnings environment gained momentum and carried the market decidedly higher with the release of third quarter 2002 earnings numbers. The S&P 500 gained nearly 15% from September 30, 2002 through mid-January 2003 at which point equity values that had gained momentum for the first half of the month fell back and headed lower. This pullback was attributed mostly to the increased likelihood of a conflict in Iraq. The spectre of global conflict caused equity prices to drop further until mid-March when the war in Iraq materialized. The initial days of the war found equity markets rallying due to the prospects that the war would be short-lived and that any war-related uncertainty holding back the economy would be removed. Still, uncertainty remained at the end of the period as the market tried to determine the long-term effects of the war with Iraq and the underlying health of the U.S. economy.
   The returns for all four of the CNI Charter Equity Funds were positive and highly competitive over the past six months:

   o The Institutional Class shares of the CNI CHARTER TECHNOLOGY GROWTH FUND achieved a 17.26% return. This performance trailed the Russell 3000 Technology Index return of 20.45%, but outperformed the Lipper Science & Technology Index return of 15.64%.

   o The Institutional Class shares of the CNI CHARTER RCB SMALL CAP VALUE FUND returned 5.78%. This result outperformed the Russell 2000 Value Index return of -0.41% and the Lipper Small Cap Value Index return of -0.47%.

   o The Institutional Class shares of the CNI CHARTER LARGE CAP GROWTH EQUITY FUND gained 5.38%. This performance trailed the S&P 500/Barra Growth Index return of 6.22%, but outperformed the Lipper Large Cap Growth Index return of 2.73%.

   o The Institutional Class shares of the CNI CHARTER LARGE CAP VALUE EQUITY FUND returned 1.59%. Albeit positive, this performance lagged both the S&P 500/Barra Value Index return of 3.85% and the Lipper Large Cap Value Index return of 3.33%.

   In the short-run, the outlook for the markets remains volatile due to the events in Iraq. Longer-term, we believe the prospect for equities remains positive. Economic growth should continue to strengthen throughout 2003, leading to improved corporate earnings and higher equity prices. As always, the CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.


Sincerely,



/s/Brian L. Garbe
Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.


                            CNI CHARTER FUNDS | PAGE 4
investment adviser's report
MARCH 31, 2003
--------------------------------------------------------------------------------
FIXED INCOME FUNDS

The six-month period ending March 31, 2003 was challenging for fixed income investors as the markets responded to the confluence of economic and political worlds. During this time, concern over potential rising inflationary trends (and a tighter monetary policy stance) gave way to deteriorating economic fundamentals, continued weak earnings from corporate America and geopolitical concerns. These factors served as the backbone for a strong year as investors focused on a flight to fixed income assets over riskier investments. Our Bond Funds' strategies are structured to benefit should this trend continue. We are confident that the Funds are well positioned for solid long-term competitive returns.
   Our overall strategy for the Bond Funds has taken an even more defensive position as we focus on the likelihood of rising interest rates in 2003. Our strategic posture for both the CNI CHARTER GOVERNMENT BOND FUND and the CNI CHARTER CORPORATE BOND FUND incorporates the use of premium coupon securities, certain under-valued callable bond issues, as well as the use of floating rate notes for our shorter positions, where appropriate. This strategy enables us to reinvest the excess income at higher rates while helping offset market valuation volatility. Furthermore, we are modestly defensive in our average maturity by half a year versus the intermediate bond indices. And, we continue to concentrate our maturity allocation in the intermediate area of 4-6 year issues, which are poised to fare better than longer-term bonds as yields continue to move higher. The CNI CHARTER HIGH YIELD BOND FUND is more economically driven -- rather than interest rate driven -- and this fund is poised to capture opportunity as the economic environment improves. The CNI CHARTER CALIFORNIA TAX EXEMPT BOND FUND continues to emphasize quality, diversification and maximizing after-tax returns. We strive for the best possible after-tax returns by constantly analyzing the relative differences between in-state and out-of-state bond yields. We are still somewhat cautious about the California economy and the state's overall budget condition, and will continue to monitor this situation closely.
   Each of the CNI Charter Money Market Funds experienced a tough operating environment during this time period. The long-awaited Federal Funds rate cut finally took place in November 2002 -- driving the rate from 1.75% to 1.25%. Additionally, improving equity market performance caused investors to reassess their asset allocation. We believe our funds remain well positioned to benefit from prospective higher, short-term yields later in the year.


Sincerely,



/s/Rodney J. Olea
Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                            CNI CHARTER FUNDS | PAGE 5
statement of net assets
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND

DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
COMMON STOCK [97.3%]
     AEROSPACE & DEFENSE [2.1%]
     Boeing                            11,100       $    278
     United Technologies                5,300            306
----------------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                           584
----------------------------------------------------------------
     ALUMINUM [0.7%]
     Alcoa                             10,200            198
----------------------------------------------------------------
     AUTOMOTIVE [1.6%]
     General Motors                     8,250            277
     Johnson Controls                   2,200            160
----------------------------------------------------------------
     TOTAL AUTOMOTIVE                                    437
----------------------------------------------------------------
     BANKS [14.4%]
     Bank of America                   11,027            737
     Bank of New York                  11,600            238
     BB&T                               3,100             97
     Charter One Financial              5,512            153
     Comerica                           2,500             95
     FleetBoston Financial             11,100            265
     Golden West Financial              3,100            223
     JP Morgan Chase                   17,905            425
     Keycorp                            6,600            149
     National City                      3,700            103
     Northern Trust                     3,100             94
     SouthTrust                         6,000            153
     SunTrust Banks                     3,000            158
     Washington Mutual                 10,500            370
     Wells Fargo                       15,030            676
     Zions Bancorporation               2,400            103
----------------------------------------------------------------
     TOTAL BANKS                                       4,039
----------------------------------------------------------------
     BUILDING & CONSTRUCTION [1.0%]
     Centex                             2,400            130
     KB Home                            3,100            141
----------------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                       271
----------------------------------------------------------------
     BUSINESS SERVICES [0.7%]
     Cendant*                          15,300            194
----------------------------------------------------------------
     CHEMICALS [3.0%]
     Air Products & Chemicals           7,400            307
     EI Du Pont de Nemours             10,500            408

DESCRIPTION                            SHARES      VALUE (000)
----------------------------------------------------------------
     Eastman Chemical                   3,200       $     93
     Engelhard                          2,200             47
----------------------------------------------------------------
     TOTAL CHEMICALS                                     855
----------------------------------------------------------------
     CIRCUIT BOARDS [0.6%]
     Jabil Circuit*                     9,800            172
----------------------------------------------------------------
     COMMUNICATIONS EQUIPMENT [0.6%]
     Motorola                          21,800            180
----------------------------------------------------------------
     COMPUTER STORAGE DEVICES [0.8%]
     EMC-Mass*                         32,200            233
----------------------------------------------------------------
     COMPUTER SYSTEM DESIGN & SERVICES [0.2%]
     Sun Microsystems*                 21,000             68
----------------------------------------------------------------
     COMPUTERS & PERIPHERALS [1.2%]
     Hewlett-Packard                   21,800            339
----------------------------------------------------------------
     DATA PROCESSING [0.4%]
     Electronic Data Systems            6,300            111
----------------------------------------------------------------
     DIVERSIFIED MANUFACTURING [3.4%]
     Caterpillar                        3,900            192
     Illinois Tool Works                3,300            192
     ITT Industries                     6,900            368
     Tyco International                16,800            216
----------------------------------------------------------------
     TOTAL DIVERSIFIED MANUFACTURING                     968
----------------------------------------------------------------
     DRUGS [0.3%]
     Merck                              1,550             85
----------------------------------------------------------------
     ELECTRICAL PRODUCTS [0.6%]
     General Electric                   6,700            171
----------------------------------------------------------------
     ELECTRICAL SERVICES [4.3%]
     American Electric Power            5,600            128
     Duke Energy                        5,700             83
     Entergy                            4,600            221
     Exelon                             5,000            252
     FirstEnergy                        9,700            306
     PPL                                3,400            121
     Progress Energy                    2,200             86
----------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                         1,197
----------------------------------------------------------------


                            CNI CHARTER FUNDS | PAGE 6
statement of net assets
MARCH 31, 2003 (UNAUDITED)

----------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES     VALUE (000)
----------------------------------------------------------------
     FINANCIAL SERVICES [7.9%]
     Citigroup                         34,386       $  1,185
     Countrywide Credit Industry        5,600            322
     Freddie Mac                        5,730            304
     MBNA                              16,910            254
     State Street                       5,300            168
----------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          2,233
----------------------------------------------------------------
     FOOD & BEVERAGE [1.7%]
     Archer-Daniels-Midland            16,900            183
     Coca-Cola Enterprises             10,500            196
     Pepsi Bottling Group               5,400             97
----------------------------------------------------------------
     TOTAL FOOD & BEVERAGE                               476
----------------------------------------------------------------
     GAS/NATURAL GAS [1.1%]
     KeySpan                            3,300            106
     Sempra Energy                      8,600            215
----------------------------------------------------------------
     TOTAL GAS/NATURAL GAS                               321
----------------------------------------------------------------
     HEALTHCARE PRODUCTS & SERVICES [1.5%]
     AmerisourceBergen                  1,100             58
     Cardinal Health                    3,150            180
     Cigna                              1,600             73
     McKesson                           4,100            102
----------------------------------------------------------------
     TOTAL HEALTHCARE PRODUCTS & SERVICES                413
----------------------------------------------------------------
     HOTELS & LODGING [0.9%]
     Carnival                          10,000            241
----------------------------------------------------------------
     HOUSEHOLD PRODUCTS [1.3%]
     Avon Products                      2,900            165
     Fortune Brands                     2,600            112
     Whirlpool                          1,900             93
----------------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                            370
----------------------------------------------------------------
     INSURANCE [8.4%]
     Allstate                          10,600            352
     AMBAC Financial Group              3,000            151
     American International Group      20,800          1,029
     AON                                7,700            159
     Hartford Financial Services
       Group                            4,800            169

DESCRIPTION                            SHARES     VALUE (000)
----------------------------------------------------------------
     Lincoln National                   3,900       $    109
     Progressive                        3,300            196
     Xl Capital, Cl A                   2,600            184
----------------------------------------------------------------
     TOTAL INSURANCE                                   2,349
----------------------------------------------------------------
     INVESTMENT BANKER/BROKER DEALER [3.9%]
     Bear Stearns                       2,200            144
     Goldman Sachs Group                5,200            354
     Lehman Brothers Holdings           2,600            150
     Morgan Stanley Dean Witter        11,800            453
----------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             1,101
----------------------------------------------------------------
     MEDIA [5.6%]
     AOL Time Warner*                  43,600            473
     Clear Channel
       Communications*                  8,300            282
     Comcast, Cl A*                    10,600            291
     Gannett                            1,025             72
     Tribune                            4,900            221
     Viacom, Cl B*                      6,405            234
----------------------------------------------------------------
     TOTAL MEDIA                                       1,573
----------------------------------------------------------------
     MEDICAL PRODUCTS & SERVICES [0.6%]
     Aetna                              3,600            177
----------------------------------------------------------------
     PAPER & PAPER PRODUCTS [0.4%]
     Georgia-Pacific                    8,700            121
----------------------------------------------------------------
     PETROLEUM & FUEL PRODUCTS [4.1%]
     Anadarko Petroleum                 7,098            323
     Apache                             3,003            185
     Baker Hughes                       4,900            147
     EOG Resources                      4,200            166
     Noble*                             4,000            126
     Occidental Petroleum               7,200            216
----------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   1,163
----------------------------------------------------------------
     PETROLEUM REFINING [8.2%]
     ChevronTexaco                      9,420            609
     ConocoPhillips                     3,340            179
     Exxon Mobil                       35,560          1,243
     Marathon Oil                       5,500            132
     Sunoco                             4,200            153
----------------------------------------------------------------
     TOTAL PETROLEUM REFINING                          2,316
----------------------------------------------------------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                            CNI CHARTER FUNDS | PAGE 7
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
     PRECIOUS METALS [0.3%]
     Newmont Mining                     2,800       $     73
--------------------------------------------------------------
     PRINTING & PUBLISHING [0.4%]
     RR Donnelley & Sons                6,000            110
--------------------------------------------------------------
     RAILROADS [1.3%]
     Norfolk Southern                   7,700            143
     Union Pacific                      3,800            209
--------------------------------------------------------------
     TOTAL RAILROADS                                     352
--------------------------------------------------------------
     RETAIL [5.2%]
     Darden Restaurants                 8,550            153
     Home Depot                        22,200            541
     JC Penney                          9,100            179
     Lowe's                             3,800            155
     McDonald's                        19,600            283
     Staples*                           7,500            137
--------------------------------------------------------------
     TOTAL RETAIL                                      1,448
--------------------------------------------------------------
     SEMI-CONDUCTORS/INSTRUMENTS [2.7%]
     Intel                             11,150            182
     Novellus Systems*                  4,400            120
     Teradyne*                         11,100            129
     Texas Instruments                 20,400            334
--------------------------------------------------------------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   765
--------------------------------------------------------------
     TELEPHONES & TELECOMMUNICATIONS [4.5%]
     AT&T                              12,600            204
     BellSouth                          8,200            178
     SBC Communications                30,200            606
     Sprint-FON Group                  17,300            203
     Verizon Communications             1,909             67
--------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,258
--------------------------------------------------------------
     TRANSPORTATION SERVICES [1.4%]
     FedEx                              4,700            259
     Ryder System                       7,200            148
--------------------------------------------------------------
     TOTAL TRANSPORTATION SERVICES                       407
--------------------------------------------------------------
         TOTAL COMMON STOCK
           (Cost $28,126)                             27,369
--------------------------------------------------------------

DESCRIPTION                            SHARES     VALUE (000)
----------------------------------------------------------------
CASH EQUIVALENTS [2.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I   587,268       $    587
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A          172,250            172
--------------------------------------------------------------
         TOTAL CASH EQUIVALENTS
           (Cost $759)                                   759
--------------------------------------------------------------
         TOTAL INVESTMENTS [100.0%]
           (Cost $28,885)                             28,128
--------------------------------------------------------------
OTHER ASSETS AND LIABILITIES [0.0%]
     Investment Advisory Fees Payable                    (15)
     Shareholder Servicing Fees Payable                   (6)
     Other Assets and Liabilities                         35
--------------------------------------------------------------
         OTHER ASSETS AND LIABILITIES, NET                14
--------------------------------------------------------------

--------------------------------------------------------------
NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 4,465,784 outstanding
         shares of beneficial interest                28,590
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01 par
         value) based on 145,610 outstanding
         shares of beneficial interest                 1,274
     Accumulated net realized loss on investments       (965)
     Net unrealized depreciation on investments         (757)
--------------------------------------------------------------
     TOTAL NET ASSETS (100.0%)                      $ 28,142
--------------------------------------------------------------
     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class           $6.10
--------------------------------------------------------------
     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                       $6.10
--------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
Cl - Class

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                            CNI CHARTER FUNDS | PAGE 8
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND

DESCRIPTION                             SHARES   VALUE (000)
--------------------------------------------------------------

COMMON STOCK [96.5%]
     AEROSPACE & DEFENSE [0.8%]
     General Dynamics                   1,200       $     66
     United Technologies                1,400             81
----------------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                           147
----------------------------------------------------------------

     AUTOMOTIVE [0.7%]
     Harley-Davidson                    3,400            135
----------------------------------------------------------------

     BANKS [1.3%]
     Bank of New York                   2,000             41
     Fifth Third Bancorp                4,100            206
----------------------------------------------------------------

     TOTAL BANKS                                         247
----------------------------------------------------------------

     BIOMEDICAL RESEARCH & PRODUCTS [0.4%]
     Applera - Applied
       Biosystems Group                 4,500             71
----------------------------------------------------------------

     BIOTECHNOLOGY [2.5%]
     Amgen*                             4,688            270
     Biogen*                            3,200             96
     Chiron*                            2,900            109
     Medimmune*                           400             13
----------------------------------------------------------------

     TOTAL BIOTECHNOLOGY                                 488
----------------------------------------------------------------

     BUSINESS SERVICES [3.6%]
     Automatic Data Processing          5,100            157
     Deluxe                             2,300             92
     eBay*                              2,500            213
     First Data                           200              8
     Fiserv*                            3,400            107
     Paychex                            4,500            124
----------------------------------------------------------------

     TOTAL BUSINESS SERVICES                             701
----------------------------------------------------------------

     COMMUNICATIONS EQUIPMENT [2.2%]
     Cisco Systems*                    24,050            312
     Qualcomm                           2,100             76
     Rockwell Collins                   2,200             40
----------------------------------------------------------------

     TOTAL COMMUNICATIONS EQUIPMENT                      428
----------------------------------------------------------------

     COMPUTERS & PERIPHERALS [6.0%]
     Dell Computer*                    15,065            411
     IBM                                7,900            620


DESCRIPTION                            SHARES     VALUE (000)
----------------------------------------------------------------
     International Game
       Technology*                        800       $     65
     Lexmark International*             1,000             67
----------------------------------------------------------------

     TOTAL COMPUTERS & PERIPHERALS                     1,163
----------------------------------------------------------------

     CONSUMER PRODUCTS & SERVICES [1.5%]
     Black & Decker                     1,500             52
     H&R Block                          3,100            132
     Robert Half International*         7,800            104
----------------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                  288
----------------------------------------------------------------

     CONTAINERS & PACKAGING [0.1%]
     Ball                                 400             22
----------------------------------------------------------------

     DIVERSIFIED MANUFACTURING [1.1%]
     ITT Industries                     4,000            214
----------------------------------------------------------------

     DRUGS (16.4%)
     Abbott Laboratories                1,895             71
     Andrx*                             1,200             14
     Eli Lilly                          7,530            430
     Forest Laboratories*               4,200            227
     Johnson & Johnson                 12,364            716
     King Pharmaceuticals*              2,733             33
     Merck                             12,255            671
     Pfizer                            25,808            804
     Schering-Plough                   10,900            194
----------------------------------------------------------------

     TOTAL DRUGS                                       3,160
----------------------------------------------------------------

     EDUCATIONAL SERVICES [0.7%]
     Apollo Group, Cl A*                2,600            130
----------------------------------------------------------------

     ELECTRICAL PRODUCTS [4.9%]
     General Electric                  37,175            948
----------------------------------------------------------------

     FINANCIAL SERVICES [3.5%]
     Citigroup                          2,700             93
     Equifax                            5,300            106
     Fannie Mae                         4,100            268
     MBNA                               8,800            132
     State Street                       2,400             76
----------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                            675
----------------------------------------------------------------


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                            CNI CHARTER FUNDS | PAGE 9
statement of net assets
March 31, 2003 (Unaudited)

--------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------

     FOOD & BEVERAGE [9.7%]
     Anheuser-Busch                     4,100       $    191
     Campbell Soup                      8,300            174
     Coca-Cola                          6,500            263
     Constellation Brands, Cl A*        4,800            109
     General Mills                      4,600            210
     Kraft Foods, Cl A                  3,000             85
     Pepsi Bottling Group               8,400            151
     PepsiCo                            8,500            340
     Sara Lee                           7,500            140
     Sysco                              8,100            206
---------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                             1,869
---------------------------------------------------------------

     HEALTHCARE PRODUCTS & SERVICES [3.6%]
     AmerisourceBergen                  1,100             58
     Cardinal Health                    4,500            256
     HCA                                4,300            178
     UnitedHealth Group                 2,200            202
---------------------------------------------------------------

     TOTAL HEALTHCARE PRODUCTS & SERVICES                694
---------------------------------------------------------------

     HOUSEHOLD PRODUCTS [4.7%]
     Avon Products                        900             51
     Colgate-Palmolive                  3,800            207
     Kimberly-Clark                     5,400            246
     Procter & Gamble                   3,300            294
     Tupperware                         7,400            102
---------------------------------------------------------------

     TOTAL HOUSEHOLD PRODUCTS                            900
---------------------------------------------------------------

     INSURANCE [1.0%]
     MGIC Investment                      700             28
     Progressive                        2,700            160
---------------------------------------------------------------

     TOTAL INSURANCE                                     188
---------------------------------------------------------------

     LABORATORY EQUIPMENT [0.3%]
     Waters*                            2,400             51
---------------------------------------------------------------

     MEDIA [0.7%]
     Omnicom Group                      2,600            141
---------------------------------------------------------------

     MEDICAL PRODUCTS & SERVICES [4.3%]
     Baxter International               5,700            106
     Becton Dickinson                     500             17
     Boston Scientific*                 4,900            200
     Guidant*                           2,600             94
     Medtronic                          4,070            184


DESCRIPTION                            SHARES     VALUE (000)
----------------------------------------------------------------

     NBTY*                              3,500       $     66
     Stryker                            2,200            151
---------------------------------------------------------------

     TOTAL MEDICAL PRODUCTS & SERVICES                   818
---------------------------------------------------------------

     METALS & MINING [0.5%]
     Freeport McMoran Copper
       & Gold, Cl B*                    5,700             97
---------------------------------------------------------------

     PREPACKAGING SOFTWARE [7.6%]
     Electronic Arts*                   1,600             94
     Intuit*                            3,000            111
     Microsoft                         37,930            918
     Oracle*                           32,060            348
---------------------------------------------------------------

     TOTAL PREPACKAGING SOFTWARE                       1,471
---------------------------------------------------------------

     RETAIL [9.9%]
     CVS                                3,100             74
     Gap                               10,600            154
     Home Depot                        11,800            287
     Kohl's*                            3,000            170
     Target                             6,900            202
     Wal-Mart Stores                   16,175            841
     Walgreen                           5,800            171
---------------------------------------------------------------

     TOTAL RETAIL                                      1,899
---------------------------------------------------------------

     SEMI-CONDUCTORS/INSTRUMENTS [5.5%]
     Applied Materials*                14,100            177
     Intel                             35,250            574
     Maxim Integrated Products          2,200             80
     Texas Instruments                  7,100            116
     Xilinx*                            5,100            119
---------------------------------------------------------------

     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                 1,066
---------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [2.8%]
     SBC Communications                 3,000             60
     Verizon Communications            13,600            481
---------------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS               541
---------------------------------------------------------------

     TRANSPORTATION SERVICES [0.2%]
     United Parcel Service, Cl B          800             46
---------------------------------------------------------------

         TOTAL COMMON STOCK
           (Cost $21,857)                             18,598
---------------------------------------------------------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 10
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                           SHARES        VALUE (000)
---------------------------------------------------------------

CASH EQUIVALENTS [2.9%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I   250,844       $    251
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A          302,868            303

---------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $554)                                   554
---------------------------------------------------------------

         TOTAL INVESTMENTS [99.4%]
           (Cost $22,411)                             19,152
---------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [0.6%]
     Investment Advisory Fees Payable                    (11)
     Shareholder Servicing Fees Payable                   (4)
     Other Assets and Liabilities                        137
---------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET               122
---------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 3,284,149 outstanding
         shares of beneficial interest                26,193
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01 par
         value) based on 200,067 outstanding
         shares of beneficial interest                 1,594
     Undistributed net investment income                  10
     Accumulated net realized loss on investments     (5,264)
     Net unrealized depreciation on investments       (3,259)
---------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                      $ 19,274
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class           $5.53
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                       $5.49
---------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY
CL - CLASS



                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 11
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND

DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------

COMMON STOCK [92.9%]
     AUTOMOTIVE [2.0%]
     Superior Industries International  7,700       $    281
--------------------------------------------------------------

     BROADCASTING, NEWSPAPERS & ADVERTISING [8.2%]
     Fisher Communications              8,100            362
     SBS Broadcasting*                 55,000            778
--------------------------------------------------------------

     TOTAL BROADCASTING, NEWSPAPERS &
       ADVERTISING                                     1,140
--------------------------------------------------------------

     BUSINESS SERVICES [8.2%]
     Arbitron*                          6,500            206
     Deluxe                             7,050            283
     Gartner, Cl B*                    17,550            132
     RH Donnelley*                     17,900            531
--------------------------------------------------------------

     TOTAL BUSINESS SERVICES                           1,152
--------------------------------------------------------------

     CHEMICALS [3.4%]
     Celanese                          27,400            475
--------------------------------------------------------------

     COMMERCIAL SERVICES [2.3%]
     Coinstar*                         19,400            326
--------------------------------------------------------------

     COMMUNICATIONS EQUIPMENT [6.6%]
     ViaSat*                           81,300            924
--------------------------------------------------------------

     CONSUMER PRODUCTS [1.9%]
     Central Garden & Pet*             12,500            271
--------------------------------------------------------------

     CONSUMER SERVICES [1.8%]
     Angelica                          14,600            249
--------------------------------------------------------------

     DATA PROCESSING [4.8%]
     Certegy*                          11,800            297
     CSG Systems International*        42,900            372
--------------------------------------------------------------

     TOTAL DATA PROCESSING                               669
--------------------------------------------------------------

     ELECTRICAL PRODUCTS [4.4%]
     GrafTech International*           92,450            263
     Littelfuse*                       20,000            358
--------------------------------------------------------------

     TOTAL ELECTRICAL PRODUCTS                           621
--------------------------------------------------------------


DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------

     ENTERTAINMENT [5.4%]
     Intrawest                         27,300       $    285
     Six Flags*                        83,900            470
--------------------------------------------------------------

     TOTAL ENTERTAINMENT                                 755
--------------------------------------------------------------

     FOOD & BEVERAGE [4.3%]
     Ralcorp Holdings*                 23,000            599
--------------------------------------------------------------

     INSURANCE [12.6%]
     Alleghany*                         2,542            416
     Fairfax Financial Holdings         9,200            469
     Markel*                            1,000            224
     White Mountains Insurance
       Group                            1,900            646
--------------------------------------------------------------

     TOTAL INSURANCE                                   1,755
--------------------------------------------------------------

     MACHINERY [5.7%]
     Ametek                             7,300            241
     Franklin Electric                  5,800            272
     IDEX                              10,000            290
--------------------------------------------------------------

     TOTAL MACHINERY                                     803
--------------------------------------------------------------

     MEDICAL PRODUCTS & SERVICES [2.4%]
     VCA Antech*                       22,100            342
--------------------------------------------------------------

     METALS [2.1%]
     Ameron International               5,000            299
--------------------------------------------------------------

     PAPER & PAPER PRODUCTS [2.1%]
     Rayonier                           6,500            286
--------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [0.4%]
     Petroquest Energy*                36,100             55
--------------------------------------------------------------

     PREPACKAGING SOFTWARE [1.1%]
     Tripos*                           30,000            152
--------------------------------------------------------------

     REAL ESTATE INVESTMENT TRUST [3.1%]
     Price Legacy*                    170,135            434
--------------------------------------------------------------

     RETAIL [7.7%]
     IHOP*                             25,350            572
     Whitehall Jewellers*              58,600            498
--------------------------------------------------------------

     TOTAL RETAIL                                      1,070
--------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 12
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION           SHARES/FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     SEMI-CONDUCTORS/
     INSTRUMENTS [2.4%]
     Dionex*                           10,000       $    330
--------------------------------------------------------------

         TOTAL COMMON STOCK
           (Cost $13,475)                             12,988
--------------------------------------------------------------

PREFERRED STOCK [3.2%]
     ENTERTAINMENT [3.2%]
     Six Flags                         24,500            441
--------------------------------------------------------------

         TOTAL PREFERRED STOCK
           (Cost $347)                                   441
--------------------------------------------------------------

REPURCHASE AGREEMENT [0.8%]
     Morgan Stanley Dean Witter
       1.050%, dated 03/31/03,
       matures 04/01/03, repurchase
       price $117,426 (collateralized
       by U.S Treasury Obligation, par
       value $118,092, 3.625%,
       04/15/28; with total market
       value $119,773)                    $117           117
--------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $117)                                   117
--------------------------------------------------------------

         TOTAL INVESTMENTS [96.9%]
           (Cost $13,915)                             13,546
--------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $13,982,915

* NON-INCOME PRODUCING SECURITY
CL - CLASS



                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 13
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
TECHNOLOGY GROWTH FUND

DESCRIPTION                             SHARES   VALUE (000)
-------------------------------------------------------------

COMMON STOCK [96.8%]
     AEROSPACE & DEFENSE [2.3%]
     General Dynamics                     275        $    15
     L-3 Communications
       Holdings*                          300             12
     Raytheon                             175              5
-------------------------------------------------------------

     TOTAL AEROSPACE & DEFENSE                            32
-------------------------------------------------------------

     BIOMEDICAL RESEARCH & PRODUCTS [0.8%]
     Applera - Applied
       Biosystems Group                   700             11
-------------------------------------------------------------

     BIOTECHNOLOGY [0.4%]
     Genentech*                           160              6
-------------------------------------------------------------

     CIRCUIT BOARDS [3.2%]
     Benchmark Electronics*               200              6
     Flextronics International
       Limited*                         1,300             11
     Jabil Circuit*                     1,200             21
     Vishay Intertechnology*              700              7
-------------------------------------------------------------

     TOTAL CIRCUIT BOARDS                                 45
-------------------------------------------------------------

     COMMUNICATIONS EQUIPMENT [12.6%]
     Checkpoint Systems*                  500              5
     Cisco Systems*                     4,205             54
     Comverse Technology*               1,325             15
     Corning*                           1,300              8
     Harris                               300              8
     Inter-Tel                            250              4
     Motorola                           2,100             17
     Nokia, ADR                         1,300             18
     Qualcomm                           1,075             39
     Utstarcom*                           350              7
-------------------------------------------------------------

     TOTAL COMMUNICATIONS EQUIPMENT                      175
-------------------------------------------------------------

     COMPUTER & SOFTWARE - WHOLESALE [0.4%]
     Ingram Micro, Cl A*                  500              6
-------------------------------------------------------------

     COMPUTER RELATED SERVICES [0.6%]
     VeriSign*                            550              5
     WebEx Communications*                400              4
-------------------------------------------------------------

     TOTAL COMPUTER RELATED SERVICES                       9
-------------------------------------------------------------


DESCRIPTION                             SHARES   VALUE (000)
-------------------------------------------------------------

     COMPUTER STORAGE DEVICES [4.2%]
     EMC-Mass*                          4,505        $    32
     Sandisk*                             400              7
     Storage Technology*                  400              8
     Western Digital*                   1,200             11
-------------------------------------------------------------

     TOTAL COMPUTER STORAGE DEVICES                       58
-------------------------------------------------------------

     COMPUTER SYSTEM DESIGN [7.9%]
     Black Box                            250              7
     Cadence Design Systems*              900              9
     Cerner*                              200              6
     Computer Sciences*                   350             11
     Intergraph*                          325              6
     National Instruments*                300             11
     Reynolds & Reynolds, Cl A            300              8
     Sun Microsystems*                  5,375             18
     Synopsys*                            300             13
     Tier Technologies, Cl B*             700              7
     Unisys*                            1,550             14
-------------------------------------------------------------

     TOTAL COMPUTER SYSTEM DESIGN                        110
-------------------------------------------------------------

     COMPUTERS & PERIPHERALS [16.1%]
     Dell Computer*                     2,175             59
     Hewlett-Packard                    3,223             50
     Imation*                             500             19
     IBM                                1,125             88
     Network Appliance*                   575              7
-------------------------------------------------------------

     TOTAL COMPUTERS & PERIPHERALS                       223
-------------------------------------------------------------

     DATA PROCESSING [3.6%]
     Acxiom*                              500              8
     American Management
       Systems*                           400              5
     Ceridian*                          1,075             15
     CSG Systems International*           650              6
     Electronic Data Systems              950             17
-------------------------------------------------------------

     TOTAL DATA PROCESSING                                51
-------------------------------------------------------------

     ELECTRICAL PRODUCTS [0.3%]
     Invision Technologies*               200              4
-------------------------------------------------------------

     MEDIA [0.8%]
     AOL Time Warner*                   1,000             11
-------------------------------------------------------------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 14
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                             SHARES   VALUE (000)
-------------------------------------------------------------

     PREPACKAGING SOFTWARE [22.9%]
     Adobe Systems                        475        $    15
     Check Point Software
       Technologies*                      450              6
     Citrix Systems*                    1,125             15
     Electronic Arts*                     260             15
     Intuit*                              575             21
     Microsoft                          6,000            145
     NETIQ*                             1,300             15
     Oracle*                            5,115             56
     Peoplesoft*                          600              9
     Veritas Software*                  1,025             18
-------------------------------------------------------------

     TOTAL PREPACKAGING SOFTWARE                         318
-------------------------------------------------------------

     SEMI-CONDUCTORS/INSTRUMENTS [20.7%]
     Altera*                              500              7
     Analog Devices*                      625             17
     Broadcom, Cl A*                      275              3
     Fairchild Semiconductor
       International, Cl A*               500              5
     Intel                              4,150             68
     Intersil, Cl A*                      930             15
     JDS Uniphase*                      2,500              7
     Linear Technology                    550             17
     LSI Logic*                         1,617              7
     Maxim Integrated Products            900             33
     Microchip Technology                 500             10
     Micron Technology*                   700              6
     National Semiconductor*              550              9
     Nvidia*                              750             10
     QLogic*                              300             11
     Silicon Laboratories*                200              5
     Skyworks Solutions*                1,100              7
     Texas Instruments                  2,225             36
     Xilinx*                              600             14
-------------------------------------------------------------

     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   287
-------------------------------------------------------------

         TOTAL COMMON STOCK
           (Cost $2,315)                               1,343
-------------------------------------------------------------


DESCRIPTION                             SHARES   VALUE (000)
-------------------------------------------------------------

CASH EQUIVALENTS [3.5%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I    24,647        $    25
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A           24,250             24
-------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $49)                                     49
-------------------------------------------------------------

         TOTAL INVESTMENTS [100.3%]
           (Cost $2,364)                               1,392
-------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [-0.3%]
     Investment Advisory Fees Payable                     (1)
     Other Assets and Liabilities                         (3)
-------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET                (4)
-------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
        (unlimited authorization - $0.01 par
         value) based on 284,922 outstanding
         shares of beneficial interest                 2,408
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01 par
         value) based on 241,386 outstanding
         shares of beneficial interest                 1,216
     Accumulated net investment loss                      (5)
     Accumulated net realized loss on investments     (1,259)
     Net unrealized depreciation on investments         (972)
-------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                       $ 1,388
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class           $2.65
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                       $2.63
-------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY
ADR - AMERICAN DEPOSITORY RECEIPT
CL - CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 15
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE BOND FUND

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [7.3%]
     FHLMC
       5.125%, 07/15/12                 $  700      $    749
     FNMA
       6.250%, 02/01/11                  1,500         1,686
       5.250%, 08/01/12                    750           784
-------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $3,201)                               3,219
-------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS [0.0%]
     FHLMC REMIC, Ser 2068, Cl CA
       6.500%, 03/15/26                     17            18
-------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $17)                                     18
-------------------------------------------------------------

CORPORATE BONDS [90.6%]
     AGRICULTURE [2.5%]
     Cargill, MTN (A)
       6.150%, 02/25/08                  1,000         1,124
-------------------------------------------------------------

     AIR TRANSPORTATION [0.9%]
     Federal Express, Ser A2
       7.890%, 09/23/08                    369           393
-------------------------------------------------------------

     BANKS [11.3%]
     Bank of America
       7.500%, 09/15/06                    500           575
       7.125%, 09/15/06                    500           568
     Bank of Boston
       7.000%, 09/15/07                    500           567
     Bankers Trust
       7.250%, 10/15/11                    500           571
     Deutsche Bank
       7.500%, 04/25/09                    500           594
     First Union National Bank
       7.125%, 10/15/06                    100           113
     Fleet National Bank
       8.625%, 02/15/05                    100           110
     HSBC Americas
       6.625%, 03/01/09                    500           566
     Norwest, Ser F, MTN
       6.500%, 06/01/05                    125           137
     US Bank N.A.
       6.300%, 07/15/08                    300           341


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

     Wachovia
       6.875%, 09/15/05                 $  500      $    554
     Wells Fargo
       7.250%, 08/24/05                    250           281
-------------------------------------------------------------

     TOTAL BANKS                                       4,977
-------------------------------------------------------------

     BEAUTY PRODUCTS [2.1%]
     Avon Products
       7.150%, 11/15/09                    800           936
-------------------------------------------------------------

     CHEMICALS [0.5%]
     Praxair
       6.625%, 10/15/07                    200           228
-------------------------------------------------------------

     COMPUTER SERVICES [3.1%]
     IBM
       4.750%, 11/29/12                  1,000         1,027
     IBM, MTN
       5.500%, 01/15/09                    325           359
-------------------------------------------------------------

     TOTAL COMPUTER SERVICES                           1,386
-------------------------------------------------------------

     ELECTRICAL PRODUCTS [0.2%]
     Emerson Electric
       6.300%, 11/01/05                    100           110
-------------------------------------------------------------

     ELECTRICAL SERVICES [9.1%]
     Consolidated Edison, Ser 92B
       7.625%, 03/01/04                    100           106
     Duke Energy (B)
       1.726%, 04/15/03                  1,000           983
     Entergy Mississippi
       6.450%, 04/01/08                  1,000         1,026
     Florida Power
       6.000%, 07/01/03                    250           253
     Iowa Electric Light & Power
       6.000%, 10/01/08                    200           214
     Potomac Electric Power
       5.625%, 10/15/03                    150           153
     Wisconsin Power & Light, Ser Y
       7.600%, 07/01/05                    100           110
     WPS Resources
       7.000%, 11/01/09                  1,000         1,160
-------------------------------------------------------------

     TOTAL ELECTRICAL SERVICES                         4,005
-------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 16
statement of net assets
MARCH 31, 2003 (UNAUDITED)

-------------------------------------------------------------
CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------

     ENTERTAINMENT [2.5%]
     Viacom
       7.750%, 06/01/05                 $1,000      $  1,115
-------------------------------------------------------------

     FINANCIAL SERVICES [22.3%]
     American General Finance, Ser G, MTN
       5.375%, 10/01/12                  1,000         1,030
     Associates
       6.875%, 11/15/08                    500           576
       6.250%, 11/01/08                  1,000         1,123
     Equity Residential Properties
       7.250%, 06/15/05                  1,000         1,096
     General Electric Capital, Ser A, MTN
       6.875%, 11/15/10                  1,000         1,155
       5.000%, 06/15/07                    500           536
     Household Finance
       6.400%, 06/17/08                  1,000         1,113
     Kimco Realty, MTN
       6.960%, 07/16/07                  1,000         1,120
     Kimco Realty, Ser B, MTN
       7.860%, 11/01/07                     67            78
     MBNA America Bank
       6.500%, 06/20/06                    500           538
     Textron Financial
       7.125%, 12/09/04                    800           851
     Wells Fargo Financial
       6.125%, 02/15/06                    550           605
-------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                          9,821
-------------------------------------------------------------

     INSURANCE [10.8%]
     Aflac
       6.500%, 04/15/09                  1,000         1,136
     Allstate
       7.200%, 12/01/09                  1,015         1,185
     AXA Financial
       7.750%, 08/01/10                  1,000         1,159
     Lincoln National
       7.250%, 05/15/05                  1,000         1,091
     Lion Connecticut Holdings
       6.375%, 08/15/03                    150           153
-------------------------------------------------------------

     TOTAL INSURANCE                                   4,724
-------------------------------------------------------------

     INVESTMENT BANKER/BROKER DEALER [9.5%]
     Donaldson, Lufkin, Jenrette
       6.500%, 06/01/08                    750           832
     Goldman Sachs Group
       6.875%, 01/15/11                    900         1,026
     Legg Mason
       6.500%, 02/15/06                    950         1,015


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
     Lehman Brothers Holdings
       8.250%, 06/15/07                 $1,100      $  1,303
-------------------------------------------------------------

     TOTAL INVESTMENT BANKER/BROKER DEALER             4,176
-------------------------------------------------------------

     MACHINERY [1.7%]
     Caterpillar
       9.000%, 04/15/06                    620           730
-------------------------------------------------------------

     PERSONAL CREDIT INSTITUTIONS [1.2%]
     General Motors Acceptance
       7.750%, 01/19/10                    500           527
-------------------------------------------------------------
     PETROLEUM & FUEL PRODUCTS [5.0%]
     ChevronTexaco
       8.625%, 06/30/10                    200           253
     ConocoPhillips
       6.375%, 03/30/09                    305           346
     Union Oil of California, Ser C, MTN
       7.900%, 04/18/08                    800           944
     Union Pacific
       6.500%, 05/15/05                    600           648
-------------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                   2,191
-------------------------------------------------------------

     RETAIL [4.3%]
     Kohl's
       6.300%, 03/01/11                  1,000         1,126
     McDonald's, Ser E, MTN
       4.240%, 12/13/06                    750           774
-------------------------------------------------------------

     TOTAL RETAIL                                      1,900
-------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [3.6%]
     Bell Atlantic of Maryland
       6.000%, 05/01/03                    200           201
     Bell Atlantic of New Jersey
       5.875%, 02/01/04                    100           104
     BellSouth Telecommunications
       6.375%, 06/15/04                    100           106
     Carolina Telephone & Telegraph
       6.125%, 05/01/03                    250           250
     GTE Florida, Ser D
       6.250%, 11/15/05                    200           219
     New York Telephone
       6.500%, 03/01/05                    250           269
       5.625%, 11/01/03                    100           102


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 17
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION            FACE AMOUNT (000)/SHARES  VALUE (000)
-------------------------------------------------------------


     Pacific Bell
       6.250%, 03/01/05                 $  200      $    216
     United Telephone of Florida,
       Ser EE
       6.250%, 05/15/03                    100           100
-------------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,567
-------------------------------------------------------------

         TOTAL CORPORATE BONDS
           (Cost $37,417)                             39,910
-------------------------------------------------------------

CASH EQUIVALENT [0.6%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I 262,455              262
-------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $262)                                   262
-------------------------------------------------------------

         TOTAL INVESTMENTS [98.5%]
           (Cost $40,897)                             43,409
-------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [1.5%]
     Investment Advisory Fees Payable                    (14)
     Shareholder Servicing Fees Payable                   (9)
     Other Assets and Liabilities                        683
-------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET               660
-------------------------------------------------------------



DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------
NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 4,028,852 outstanding
         shares of beneficial interest               $41,413
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01
         par value) based on 52,665 outstanding
         shares of beneficial interest                   540
     Undistributed net investment income                   1
     Accumulated net realized loss on investments       (397)
     Net unrealized appreciation on investments        2,512
-------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                       $44,069
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class          $10.80
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                      $10.80
-------------------------------------------------------------

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."

(B) FLOATING INSTRUMENT - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2003. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR DEMAND DATE.

CL - CLASS
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 18
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND

DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

U.S. TREASURY OBLIGATIONS [43.6%]
     U.S. Treasury Notes
       7.250%, 05/15/04                 $1,850      $  1,974
       6.875%, 05/15/06                    300           344
       6.500%, 10/15/06                    600           686
       6.250%, 02/15/07                    450           514
       6.125%, 08/15/07                    575           659
       6.000%, 08/15/04                    400           426
       5.750%, 11/15/05                    700           771
       5.500%, 02/15/08                    580           653
       5.000%, 08/15/11                    350           384
       3.500%, 11/15/06                    200           208
       3.000%, 11/30/03                    200           202
--------------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $6,544)                               6,821
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [48.2%]
     FFCB
       5.120%, 04/26/05                    400           428
     FHLB
       7.250%, 05/13/05                  1,400         1,560
       6.625%, 11/15/10                    440           517
       6.500%, 11/15/05                    100           111
       6.500%, 11/13/09                    200           234
       5.570%, 04/07/04                    100           104
       5.500%, 08/15/08                    500           555
       5.250%, 02/13/09                    500           548
       4.875%, 08/15/05                    500           535
     FHLMC
       6.990%, 07/26/06                    150           172
       5.125%, 07/15/12                    650           695
     FNMA
       6.250%, 02/01/11                    500           562
       2.020%, 02/28/05                    560           562
     FNMA MTN
       5.520%, 11/17/03                    290           298
       5.300%, 10/28/08                    600           662
--------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $7,101)                               7,543
--------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS [5.4%]
     FNMA
       9.000%, 01/01/31                    274           299
     GNMA
       6.500%, 01/15/32                    509           535
--------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
           (Cost $810)                                   834
--------------------------------------------------------------


DESCRIPTION                             SHARES   VALUE (000)
--------------------------------------------------------------
CASH EQUIVALENT [1.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio, Cl I    173,941      $    174
--------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $174)                                   174
--------------------------------------------------------------

         TOTAL INVESTMENTS [98.3%]
           (Cost $14,629)                             15,372
--------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [1.7%]
     Investment Advisory Fees Payable                     (4)
     Shareholder Servicing Fees Payable                   (3)
     Other Assets and Liabilities                        274
--------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET               267
--------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 1,375,010 outstanding
         shares of beneficial interest                14,358
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01
         par value) based on 48,870 outstanding
         shares of beneficial interest                   529
     Distributions in excess of net investment income    (10)
     Accumulated net realized gain on investments         19
     Net unrealized appreciation on investments          743
--------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                      $ 15,639
--------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class          $10.98
--------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                      $10.96
--------------------------------------------------------------

CL - CLASS
FFCB - FEDERAL FARM CREDIT BANK
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE

                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 19
statement of net assets
MARCH 31, 2003 (UNAUDITED)

---------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
MUNICIPAL BONDS [100.6%]
     CALIFORNIA [82.4%]
     Anaheim, Public Finance Authority,
       Electric System Distribution
       Facilities, RB, AMBAC
       4.625%, 10/01/27                   $230     $     246
     Berkeley, Ser C, GO, MBIA
       Callable 09/01/05 @ 102
       5.000%, 09/01/10                     95           104
     Beverly Hills, Unified School
       District Authority, Ser B, GO
       Callable 06/01/08 @ 101
       4.700%, 06/01/13                     50            53
     California State, GO
       Pre-Refunded @ 101 (A)
       5.750%, 03/01/05                    100           109
     California State, Infrastructure &
       Economic Development,
       Clean Water Fund, RB
       5.000%, 10/01/07                    260           292
     California State, Public Works Board
       Lease Authority, University of
       California Project, Ser F, RB
       5.250%, 12/01/06                    325           360
     California State, Water Resource
       Center, Ser T, RB
       Callable 12/01/08 @ 101
       5.125%, 12/01/12                    200           221
     California Statewide Community,
       Development Authority, Sherman
       Oaks Project, Ser A, RB, AMBAC
       Callable 08/01/08 @ 103
       5.500%, 08/01/11                    150           168
     Central, School District, Ser B,
       GO, FSA
       7.000%, 08/01/07                    325           389
     Coachella Valley, Water District
       Authority, Flood Control Project,
       COP, AMBAC
       Callable 10/01/07 @ 102
       5.000%, 10/01/11                    250           273
     Contra Costa, Transportation
       Authority, Ser A, RB, FGIC
       4.000%, 03/01/08                    250           267
     Contra Costa, Water District
       Authority, Ser G, RB, MBIA
       Callable 10/01/04 @ 102
       5.700%, 10/01/06                    100           108
     East Bay, Municipal Utility District
       Water System, RB, MBIA
       4.000%, 06/01/09                    150           160


DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     East Bay-Delta, Housing & Finance
       Authority, Pass Thru-Lease Purchase
       Program, Ser A, RB, MBIA
       4.250%, 06/01/05                   $400     $     422
     Evergreen School District, Ser C,
       GO, FGIC
       Callable 09/01/08 @ 101
       5.250%, 09/01/13                    200           222
     Fairfield-Suison, Sewer District
       Authority, Ser A, RB, FGIC
       Callable 05/01/10 @ 101
       5.250%, 05/01/16                    300           328
     Foothill, Eastern Corridor Toll
       Road, RB, MBIA
       4.600%, 01/15/09                    150           164
     Fresno, Power Finance Authority,
       RB, AMBAC
       4.400%, 08/01/09                    100           109
     Fresno, Unified School District
       Authority, Election of 2001
       Project, Ser A, GO, FSA
       Callable 08/01/09 @ 102
       5.250%, 08/01/12                    330           368
       5.250%, 08/01/15                    200           221
     Hemet, School District, COP
       Callable 04/01/07 @ 102
       5.750%,                             250           281
     Imperial District, Public Electric,
       RB
       4.250%, 11/01/06                    250           271
     Los Angeles County, Public Works
       Finance Authority, Ser A, RB,
       MBIA
       Callable 09/01/06 @ 102
       5.250%, 09/01/11                    180           199
     Los Angeles County, Public Works
       Finance Authority, Ser B, RB,
       MBIA
       Callable 09/01/06 @ 102
       5.250%, 09/01/14                    200           221
     Los Angeles County, Transportation
       Commission Sales Tax Authority,
       Property Second Senior Project,
       Ser A, RB, MBIA
       6.500%, 07/01/07                    400           469
     Los Angeles, Harbour Development
       Project, Ser C, RB
       Callable 11/01/06 @ 101
       5.125%, 11/01/11                    180           199
     Los Angeles, Parking Authority,
       Ser A, RB, AMBAC
       4.100%, 05/01/08                    100           108


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 20
statement of net assets
MARCH 31, 2003 (UNAUDITED)


--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     Los Angeles, Police Emergency
       Special Tax, RB
       5.000%, 09/01/07                   $300     $     338
     Los Angeles, Ser A, GO
       5.000%, 04/01/10                    200           223
     M-S-R Public Power, Ser G, RB,
       MBIA
       Callable 07/01/07 @ 101
       5.250%, 07/01/11                    100           111
     Metropolitan, Water District,
       Southern California Waterworks
       Authority, Ser A, RB
       5.250%, 07/01/07                    200           225
     Modesto, Irrigation District
       Financing Authority, Domestic
       Water Project, Ser D, RB, AMBAC
       Callable 09/01/08 @ 101
       5.000%, 09/01/12                    100           108
     Oceanside, Unified School District
       Authority, Election of 2000
       Project, Ser B, GO, MBIA
       6.000%, 08/01/07                    300           347
     Orange County, Recovery
       Certificate Authority, Ser A,
       COP, MBIA
       6.000%, 07/01/06                    250           284
       6.000%, 07/01/07                    300           347
     Pasadena, Public Utilities Electric,
       RB, MBIA
       Callable 06/01/12 @ 100
       5.000%, 06/01/15                    350           380
     Riverside Water Authority, RB
       Callable 10/01/08 @ 101
       5.375%, 10/01/12                    100           112
     Sacramento, City Financing
       Authority, Solid Waste &
       Redevelopment Project,
       RB, AMBAC
       Callable 12/01/09 @ 102
       5.250%, 12/01/13                    350           389
     Sacramento, Municipal Utilities
       Distribution Authority, Ser I,
       RB, MBIA
       Callable 01/01/04 @ 102
       5.500%, 01/01/05                     15            16
     Sacramento, Municipal Utilities
       Distribution Authority,
       Ser I, RB, MBIA
       Pre-Refunded @ 102 (A)
       5.500%, 01/01/04                     85            90

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     Saddleback, Community College
       District, 1996 Capital
       Improvement Financing Project,
       COP, MBIA
       Callable 06/01/06 @ 102
       5.500%, 06/01/15                   $500     $     556
     San Diego County, North County
       Regional Center for Expansion,
       COP, AMBAC
       Callable 11/15/06 @ 102
       5.250%, 11/15/14                    100           110
     San Francisco (City & County),
       Educational Facilities, Ser B, GO
       Callable 06/15/07 @ 102
       5.500%, 06/15/12                    400           452
     San Francisco (City & County),
       Public Utility Authority, Ser A,
       RB, MBIA
       Callable 11/01/06 @ 101.5
       5.000%, 11/01/17                    375           391
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, MBIA
       Callable 08/01/07 @ 102
       5.500%, 08/01/15                    200           225
     San Jose, Redevelopment
       Authority, Merged Area
       Redevelopment Project,
       TA, MBIA
       6.000%, 08/01/07                    250           289
     San Juan, Unified School District,
       COP, MBIA
       Callable 06/01/07 @ 102
       5.000%, 06/01/08                    250           279
     San Mateo County, Transit District
       Authority, Ser A, RB, MBIA
       Callable 06/01/08 @ 101
       5.000%, 06/01/14                    400           426
     Santa Barbara, Redevelopment
       Agency, Central City Project,
       Ser A, TA, AMBAC
       4.750%, 03/01/04                    100           103
     Santa Monica, Public Safety
       Facilities Project, RB
       Callable 07/01/09 @ 101
       5.250%, 07/01/14                    100           110

---------------------------------------------------------------

     TOTAL CALIFORNIA                                 12,243
---------------------------------------------------------------

     COLORADO [1.2%]
     Arapahoe County, COP, FSA
       5.250%, 12/01/13                    150           169
---------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 21
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                    FACE AMOUNT (000)    VALUE (000)
---------------------------------------------------------------

     FLORIDA [1.6%]
     Dade County, Water & Sewer
       System, RB, FGIC
       Callable 10/01/07 @ 102
       5.375%, 10/01/16                   $215     $     237
---------------------------------------------------------------

     GEORGIA [2.0%]
     Georgia, Ser B, GO
       7.200%, 03/01/06                    250           289
---------------------------------------------------------------

     NEW JERSEY [2.2%]
     New Jersey State, Transportation
       Authority, COP, AMBAC
       5.000%, 09/15/06                    300           332
---------------------------------------------------------------

     NEW YORK [2.8%]
     New York City, Transitional
       Finance Authority, Future Tax
       Secured Project, Ser B, RB, MBIA
       Callable 05/15/08 @ 101
       4.600%, 11/15/12                    400           421
---------------------------------------------------------------

     WISCONSIN [3.3%]
     Wisconsin State, Transportation
       Authority, Ser A, RB
       5.000%, 07/01/06                    450           495
---------------------------------------------------------------

     PUERTO RICO [5.1%]
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser DD, RB, FSA
       5.000%, 07/01/05                    200           216
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser X, RB
       Pre-Refunded @ 102 (A)
       6.000%, 07/01/05                    350           393
     Puerto Rico, Municipal Finance
       Agency, Ser A, RB, FSA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/10                    130           146
---------------------------------------------------------------

     TOTAL PUERTO RICO                                   755
---------------------------------------------------------------


         TOTAL MUNICIPAL BONDS
           (Cost $14,460)                             14,941
---------------------------------------------------------------

DESCRIPTION                             SHARES   VALUE (000)
---------------------------------------------------------------

CASH EQUIVALENT [1.1%]
     SEI Tax Exempt Trust California
       Tax Exempt Fund, Cl A          163,482       $    163
---------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $163)                                   163
---------------------------------------------------------------

         TOTAL INVESTMENTS [101.7%]
           (Cost $14,623)                             15,104
---------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [-1.7%]
     Investment Advisory Fees Payable                     (2)
     Shareholder Servicing Fees Payable                   (3)
     Other Assets and Liabilities                       (244)
---------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET              (249)
---------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 1,387,914 outstanding
          shares of beneficial interest               14,059
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01
         par value) based on 22,631 outstanding
         shares of beneficial interest                   239
     Undistributed net investment income                   6
     Accumulated net realized gain on investments         70
     Net unrealized appreciation on investments          481
---------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                      $ 14,855
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class          $10.53
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                      $10.55
---------------------------------------------------------------

(A) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL - CLASS
COP - CERTIFICATE OF PARTICIPATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
FSA - FINANCIAL SECURITY ASSISTANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
RAN - REVENUE ANTICIPATION NOTE
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 22
schedule of investments
MARCH 31, 2003 (UNAUDITED)


--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

DESCRIPTION            SHARES/FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------
COMMON STOCK [0.1%]
     PETROLEUM REFINING [0.1%]
     Southwest Royalties, Cl A (C)(E)*       784       $  12
--------------------------------------------------------------

         TOTAL COMMON STOCK
           (Cost $16)                                     12
--------------------------------------------------------------

CORPORATE BONDS [86.6%]
     AIRLINES [0.3%]
     American Airlines, Ser 2001-2
       7.800%, 04/01/08                   $150            70
--------------------------------------------------------------

     APPAREL/TEXTILES [0.4%]
     Levi Strauss
       7.000%, 11/01/06                    100            86
--------------------------------------------------------------

     AUTOPARTS [1.8%]
     American Axle & Manufacturing
       9.750%, 03/01/09                    100           107
     CSK Auto
       12.000%, 06/15/06                   100           108
     Collins & Aikman Products
       10.750%, 12/31/11                   100            97
     TRW Automotive (A)
       11.000%, 02/15/13                   100           100
--------------------------------------------------------------

     TOTAL AUTOPARTS                                     412
--------------------------------------------------------------

     BROADCASTING, NEWSPAPERS & ADVERTISING [6.3%]
     Adelphia Communications,
       Ser B (D)
       10.500%, 07/15/04                   100            40
     CSC Holdings
       7.875%, 12/15/07                    200           202
     Century Communications,
        Ser B (D)
       11.170%, 01/15/08                   100            22
     Charter Communication
       Holdings
       10.000%, 05/15/11                   100            43
     Coaxial Communications
       10.000%, 08/15/06                   100           100
     Coaxial Communications (A)
       10.000%, 08/15/06                   100           100
     Comcast
       8.250%, 02/15/08                    100           104
     Cumulus Media
       10.375%, 07/01/08                   100           106
     Entravision Communications
       8.125%, 03/15/09                    100           103
     Frontier Vision Holdings (D)
       11.875%, 09/15/07                   100            75


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
     Gray Television
       9.250%, 12/15/11                   $100      $    108
     Interep National Radio Sales,
       Ser B
       10.000%, 07/01/08                   100            75
     LIN Television
       8.375%, 03/01/08                     70            73
     Nexstar Finance Holding (A) (B)
       11.375%, 04/01/13                   200           118
     Olympus Communications,
        Ser B (D)
       10.625%, 11/15/06                   100            88
     Salem Communication
       Holdings, Ser B
       9.000%, 07/01/11                    100           105
--------------------------------------------------------------

     TOTAL BROADCASTING, NEWSPAPERS
       & ADVERTISING                                   1,462
--------------------------------------------------------------

     BUILDING & CONSTRUCTION [2.8%]
     Beazer Homes USA
       8.375%, 04/15/12                    100           105
     Brand Services (A)
       12.000%, 10/15/12                   150           164
     Dayton Superior
       13.000%, 06/15/09                   150           124
     International Utility Structures
       10.750%, 02/01/08                   100            51
     Nortek, Ser B
       9.875%, 06/15/11                    100           104
     William Lyon Homes
       10.750%, 04/01/13                   100            99
--------------------------------------------------------------

     TOTAL BUILDING & CONSTRUCTION                       647
--------------------------------------------------------------

     CHEMICALS [4.5%]
     Acetex
       10.875%, 08/01/09                   150           162
     FMC (A)
       10.250%, 11/01/09                   100           110
     Huntsman ICI Chemicals
       10.125%, 07/01/09                   100            95
     IMC Global (A)
       11.250%, 06/01/11                   100           109
     Lyondell Chemical
       11.125%, 07/15/12                   100           103
     Mississippi Chemical
       7.250%, 11/15/17                    100             8
     Scotts
       8.625%, 01/15/09                    150           159
     Terra Industries, Ser B
       10.500%, 06/15/05                   100            85


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 23
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                     FACE AMOUNT (000)    VALUE (000)
----------------------------------------------------------------
     United Industries (A)
       9.875%, 04/01/09                   $100     $     104
     United Industries, Ser B
       9.875%, 04/01/09                    100           104
----------------------------------------------------------------

     TOTAL CHEMICALS                                   1,039
----------------------------------------------------------------

     COMMERCIAL SERVICES [1.4%]
     Brickman Group, The (A)
       11.750%, 12/15/09                   100           108
     Iron Mountain
       8.625%, 04/01/13                    100           108
     Salton
       12.250%, 04/15/08                   100           101
----------------------------------------------------------------

     TOTAL COMMERCIAL SERVICES                           317
----------------------------------------------------------------

     COMPUTER SYSTEM DESIGN [0.5%]
     Diva Systems, Ser B (D)
       17.710%, 03/01/08                   200             6
     Unisys
       7.875%, 04/01/08                    100           104
----------------------------------------------------------------

     TOTAL COMPUTER SYSTEM DESIGN                        110
----------------------------------------------------------------

     CONSUMER PRODUCTS & SERVICES [3.0%]
     Armkel Finance
       9.500%, 08/15/09                    100           110
     Johnsondiversey, Ser B
       9.625%, 05/15/12                    150           161
     Jostens
       12.750%, 05/01/10                   100           114
     NBTY, Ser B
       8.625%, 09/15/07                    100           104
     Playtex Products
       9.375%, 06/01/11                    100           108
     Revlon Consumer Products
       12.000%, 12/01/05                   100            92
----------------------------------------------------------------

     TOTAL CONSUMER PRODUCTS & SERVICES                  689
----------------------------------------------------------------

     CONTAINERS & PACKAGING [3.6%]
     Berry Plastics
       10.750%, 07/15/12                   100           105
     Four M, Ser B
       12.000%, 06/01/06                   100           102
     Norampac
       9.500%, 02/01/08                    100           105
     Owens-Illinois
       8.100%, 05/15/07                    100            97


DESCRIPTION                     FACE AMOUNT (000)    VALUE (000)
----------------------------------------------------------------

     Plastipak Holdings
       10.750%, 09/01/11                  $100     $     104
     Pliant
       13.000%, 06/01/10                   100            91
     Riverwood International
       10.875%, 04/01/08                   100           104
     Sealed Air (A)
       8.750%, 07/01/08                    100           113
----------------------------------------------------------------

     TOTAL CONTAINERS & PACKAGING                        821
----------------------------------------------------------------

     DAY CARE [0.2%]
     La Petite Acadamy, Ser B
       10.000%, 05/15/08                   100            59
----------------------------------------------------------------

     DIVERSIFIED OPERATIONS [2.0%]
     Grey Wolf
       8.875%, 07/01/07                    100           103
     Jordan Industries, Ser B
       10.375%, 08/01/07                   100            48
     Kansas City Southern
       9.500%, 10/01/08                    100           112
     Tekni-Plex, Ser B
       12.750%, 06/15/10                   100            91
     Werner Holdings, Ser A
       10.000%, 11/15/07                   100           101
----------------------------------------------------------------

     TOTAL DIVERSIFIED OPERATIONS                        455
----------------------------------------------------------------

     ELECTRICAL PRODUCTS [2.4%]
     AES
       9.375%, 09/15/10                    100            84
     CMS Energy
       7.500%, 01/15/09                    100            84
     Flextronics International Limited
       9.875%, 07/01/10                    150           166
     Sanmina-SCI (A)
       10.375%, 01/15/10                   100           108
     TNP Enterprises, Ser B
       10.250%, 04/01/10                   100           103
----------------------------------------------------------------

     TOTAL ELECTRICAL PRODUCTS                           545
----------------------------------------------------------------

     ENTERTAINMENT [14.7%]
     AMC Entertainment
       9.875%, 02/01/12                    100           100
       9.500%, 02/01/11                    100            99
     Ameristar Casinos
       10.750%, 02/15/09                   100           108


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                       CNI CHARTER FUNDS | PAGE 24
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------
     Argosy Gaming
       10.750%, 06/01/09                  $150     $     163
     Aztar
       9.000%, 08/15/11                    100           104
       8.875%, 05/15/07                    100           103
     Coast Hotels & Casinos
       9.500%, 04/01/09                    100           107
     HMH Properties, Ser B
       7.875%, 08/01/08                    150           141
     Hard Rock Hotel, Ser B
       9.250%, 04/01/05                    150           151
     Hockey
       11.250%, 04/15/09                   100           106
     Horseshoe Gaming Holdings,
       Ser B
       8.625%, 05/15/09                    100           105
     Imax
       7.875%, 12/01/05                    150           129
     Intrawest
       10.500%, 02/01/10                   100           107
     Isle of Capri Casinos
       8.750%, 04/15/09                    100           103
     John Q Hammons Hotels, Ser B
       8.875%, 05/15/12                    100            97
     Kerzner International
       8.875%, 08/15/11                    150           154
     MGM Mirage
       9.750%, 06/01/07                    150           165
     MTR Gaming Group (A)
       9.750%, 04/01/10                    200           206
     Majestic Star Casino, Ser B
       10.875%, 07/01/06                   100           102
     Mandalay Resort Group
       6.450%, 02/01/06                    100           100
     Mandalay Resort Group, Ser B
       10.250%, 08/01/07                   100           108
     Mohegan Tribal Gaming
       8.375%, 07/01/11                    100           104
     Muzak
       9.875%, 03/15/09                    100            86
     Old Evangeline Downs (A)
       13.000%, 03/01/10                   100           101
     Park Place Entertainment
       9.375%, 02/15/07                    150           161
     Peninsula Gaming, Ser B
       12.250%, 07/01/06                   100           103
     Penn National Gaming
       8.875%, 03/15/10                    100           102
     Scientific Games, Ser B
       12.500%, 08/15/10                   100           112


DESCRIPTION                   FACE AMOUNT (000)    VALUE (000)
--------------------------------------------------------------

     Windsor Woodmount Black
       Hawk, Ser B (D)
       13.000%, 03/15/05                  $100     $      68
--------------------------------------------------------------

     TOTAL ENTERTAINMENT                               3,395
--------------------------------------------------------------

     FINANCIAL SERVICES [0.5%]
     Labranche
       9.500%, 08/15/04                    100           105
--------------------------------------------------------------

     FINANCIAL SERVICES-SPECIAL PURPOSE
     ACQUISITION [2.2%]
     Caithness Coso Fund, Ser B
       9.050%, 12/15/09                     93            96
     Chukchansi Economic
       Development Authority (A)
       14.500%, 06/15/09                   100           102
     ESI Tractebel Acquisitions, Ser B
       7.990%, 12/30/11                     72            71
     MDP Acquisitions PLC (A)
       9.625%, 10/01/12                    100           105
     Majestic Investor
       11.653%, 11/30/07                   150           144
--------------------------------------------------------------

     TOTAL FINANCIAL SERVICES-SPECIAL PURPOSE ACQUISITION518
--------------------------------------------------------------

     FOOD & BEVERAGE [5.4%]
     Aurora Foods, Ser B
       9.875%, 02/15/07                    100            45
     Del Monte
       9.250%, 05/15/11                    150           160
     Dimon, Ser B
       9.625%, 10/15/11                    100           109
     Dole Foods (A)
       8.875%, 03/15/11                    100           104
     Great Atlantic & Pacific Tea
       9.125%, 12/15/11                    100            81
     Herbalife International
       11.750%, 07/15/10                   100           108
     Land O' Lakes
       8.750%, 11/15/11                    100            61
     National Wine & Spirits
       10.125%, 01/15/09                   100            88
     Pantry
       10.250%, 10/15/07                   100            95
     Pilgrim's Pride
       9.625%, 09/15/11                    100            97


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 25
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     Premier International Foods
       PLC
       12.000%, 09/01/09                  $100     $     109
     Swift (A)
       12.500%, 01/01/10                   200           194
---------------------------------------------------------------

     TOTAL FOOD & BEVERAGE                             1,251
---------------------------------------------------------------

     FORESTRY [0.4%]
     Tembec Industries
       7.750%, 03/15/12                    100            99
---------------------------------------------------------------

     HOUSEHOLD FURNITURE & FIXTURES [0.4%]
     Sealy Mattress, Ser B
       9.875%, 12/15/07                    100           103
---------------------------------------------------------------

     MACHINERY [3.9%]
     AK Steel
       7.875%, 02/15/09                    150           138
     Briggs & Stratton
       8.875%, 03/15/11                    150           162
     Building Materials, Ser B
       7.750%, 07/15/05                    100            87
     Cummins (A)
       9.500%, 12/01/10                    100           103
     Intermet
       9.750%, 06/15/09                    100            93
     Kinetek
       10.750%, 11/15/06                   150           130
     Mail-Well I
       9.625%, 03/15/12                    100            97
     Trimas
       9.875%, 06/15/12                    100           101
---------------------------------------------------------------

     TOTAL MACHINERY                                     911
---------------------------------------------------------------

     MEDICAL [4.9%]
     Alaris Medical Systems
       9.750%, 12/01/06                    100           103
     Beverly Enterprises
       9.625%, 04/15/09                    100            84
     Biovail
       7.875%, 04/01/10                    100           104
     Extendicare Health Services
       9.350%, 12/15/07                    100            81
     Genesis Health Ventures, Ser A
       9.250%, 09/01/07                    101            97
     HCA
       6.910%, 06/15/05                    150           159


DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
     Magellan Health Services (D)
       9.000%, 02/15/08                   $150     $      39
     Pacificare Health Systems
       10.750%, 06/01/09                   100           108
     Triad Hospital Holdings, Ser B
       11.000%, 05/15/09                   100           111
     Triad Hospitals, Ser B
       8.750%, 05/01/09                    100           108
     Vanguard Health Systems
       9.750%, 08/01/11                    150           143
---------------------------------------------------------------

     TOTAL MEDICAL                                     1,137
---------------------------------------------------------------

     MISCELLANEOUS BUSINESS SERVICES [0.5%]
     National Waterworks (A)
       10.500%, 12/01/12                   100           108
---------------------------------------------------------------

     PAPER & PAPER PRODUCTS [0.9%]
     Appleton Papers, Ser B
       12.500%, 12/15/08                   100           113
     Buckeye Technologies
       8.500%, 12/15/05                    100            96
---------------------------------------------------------------

     TOTAL PAPER & PAPER PRODUCTS                        209
---------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [6.9%]
     Chesapeake Energy
       8.125%, 04/01/11                    100           105
     Crown Central Petroleum
       10.875%, 02/01/05                   100            69
     Dunbury Resources, Ser B
       9.000%, 03/01/08                    100           105
     El Paso
       7.000%, 05/15/11                    200           158
     El Paso Energy Partners (A)
       8.500%, 06/01/10                    200           204
     Forest Oil
       8.000%, 06/15/08                    150           156
     Mariner Energy, Ser B
       10.500%, 08/01/06                   100            98
     Plains Exploration & Production,
       Ser B
       8.750%, 07/01/12                    150           156
     Pride International
       9.375%, 05/01/07                    100           104
     Southwest Royalties (B)
       11.500%, 06/30/04                    52            52
     Swift Energy
       9.375%, 05/01/12                    100           102


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 26
schedule of investments
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     Vintage Petroleum
       7.875%, 05/15/11                   $100     $     101
     Williams Companies
       9.250%, 03/15/04                    100            98
       6.500%, 08/01/06                    100            91
---------------------------------------------------------------

     TOTAL PETROLEUM & FUEL PRODUCTS                   1,599
---------------------------------------------------------------

     PRINTING & PUBLISHING [3.0%]
     Canwest Media
       10.625%, 05/15/11                   100           110
     Day International Group, Ser B
       11.125%, 06/01/05                   150           154
     Dex Media East (A)
       9.875%, 11/15/09                    100           113
     Garden State Newspapers
       8.625%, 07/01/11                    100           103
     Hollinger (A)
       11.875%, 03/01/11                   100           104
     Moore North America Finance (A)
       7.875%, 01/15/11                    100           104
---------------------------------------------------------------

     TOTAL PRINTING & PUBLISHING                         688
---------------------------------------------------------------

     RETAIL [3.9%]
     Amerigas Partner
       8.875%, 05/20/11                    100           106
     Asbury Automotive Group
       9.000%, 06/15/12                    100            85
     Autonation
       9.000%, 08/01/08                    100           105
     CKE Restaurants
       9.125%, 05/01/09                    100            88
     Cole National Group
       8.875%, 05/15/12                    100            91
     Friendly Ice Cream
       10.500%, 12/01/07                    75            75
     JC Penney, Ser A, MTN
       7.050%, 05/23/05                    100           102
     Pep Boys
       7.000%, 06/01/05                    150           145
     United Auto Group
       9.625%, 03/15/12                    100            98
---------------------------------------------------------------

     TOTAL RETAIL                                        895
---------------------------------------------------------------

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     RUBBER & PLASTIC [0.7%]
     Applied Extrusion Technologies,
       Ser B
       10.750%, 07/01/11                  $100     $      69
     Radnor Holdings (A)
       11.000%, 03/15/10                   100            97
---------------------------------------------------------------

     TOTAL RUBBER & PLASTIC                              166
---------------------------------------------------------------

     TELEPHONES & TELECOMMUNICATIONS [7.2%]
     GCI
       9.750%, 08/01/07                    150           144
     Insight Midwest
       9.750%, 10/01/09                    150           155
     Lucent Technologies
       7.250%, 07/15/06                    100            88
     Nextel Communications (B)
       10.940%, 09/15/07                   150           156
     Nextel Partners (B)
       12.280%, 02/01/09                   130           120
     Qwest
       5.625%, 11/15/08                    100            91
     Rogers Wireless
       9.625%, 05/01/11                    100           106
     Rural Cellular
       9.750%, 01/15/10                    100            72
     Telecorp PCS
       10.625%, 07/15/10                    65            75
     Telecorp PCS (B)
       11.380%, 04/15/09                   130           130
     Time Warner Telecommunications
       10.125%, 02/01/11                   100            79
     Tritel PCS (B)
       11.770%, 05/15/09                   162           162
     Triton PCS (B)
       9.780%, 05/01/08                    100            92
     Voicestream Wireless
       10.375%, 11/15/09                   163           180
---------------------------------------------------------------

     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,650
---------------------------------------------------------------

     WASTE DISPOSAL [0.9%]
     Allied Waste North America, Ser B
       10.000%, 08/01/09                   100           104
     IESI
       10.250%, 06/15/12                   100           101
---------------------------------------------------------------

     TOTAL WASTE DISPOSAL                                205
---------------------------------------------------------------


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 27
schedule of investments
March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                     FACE AMOUNT (000)   VALUE (000)
---------------------------------------------------------------

     WHOLESALE [1.0%]
     B&G Foods, Ser D
       9.625%, 08/01/07                   $100      $    103
     Collins & Aikman Floor Cover,
       Ser B
       9.750%, 02/15/10                    100            96
     Fleming Companies (D)
       9.250%, 06/15/10                    100            20
     Fleming Companies, Ser D (D)
       10.625%, 07/31/07                   100             3
---------------------------------------------------------------

     TOTAL WHOLESALE                                     222
---------------------------------------------------------------

         TOTAL CORPORATE BONDS
           (Cost $20,352)                             19,973
---------------------------------------------------------------

CONVERTIBLE BOND [0.5%]
     Key Energy Group,
       Convertible to 25.9740 Shares
       5.000%, 09/15/04                    100            97
---------------------------------------------------------------

         TOTAL CONVERTIBLE BOND
           (Cost $92)                                     97
---------------------------------------------------------------

WARRANTS [0.0%]
     Dayton Superior,
       Expires 06/15/09 (A)*              100              1
     Diva Systems,
       Expires 03/01/08 (A)*              600             --
     Jostens, Cl E,
       Expires 05/01/10*                  100              3
     Pliant, Expires 06/01/10 (A)*        100             --
---------------------------------------------------------------

         TOTAL WARRANTS
           (Cost $0)                                       4
---------------------------------------------------------------

                                       SHARES     VALUE (000)
---------------------------------------------------------------

CASH EQUIVALENTS [9.2%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                          1,067,959      $  1,068
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A         1,067,959         1,068
---------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $2,136)                               2,136
---------------------------------------------------------------

         TOTAL INVESTMENTS [96.4%]
           (Cost $22,596)                             22,222
---------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $23,061,154.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(B) STEP BOND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) SECURITIES ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF TRUSTEES OF THE TRUST.
(D) IN DEFAULT ON INTEREST PAYMENTS.
(E) SECURITY CONSIDERED ILLIQUID.
* NON-INCOME PRODUCING SECURITY
CL - CLASS
MTN - MEDIUM TERM NOTE
PLC - PUBLIC LIMITED COMPANY
SER - SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 28
statement of net assets
MARCH 31, 2003 (UNAUDITED)


--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND

DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [5.6%]
     FHLB
       1.420%, 04/21/04                $ 5,000      $  5,000
     FHLB, Ser 7R04
       5.605%, 04/08/04                  5,310         5,548
     FHLB, Ser IC04
       1.400%, 03/24/04                 10,000        10,000
     TIGER
       1.280%, 11/15/03                 15,000        14,863
--------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $35,411)                             35,411
--------------------------------------------------------------

COMMERCIAL PAPER [86.4%]
     AIRCRAFT (3.2%)
     General Dynamics
       1.231%, 04/11/03                 20,000        19,993
--------------------------------------------------------------

     AUTOMOTIVE [2.9%]
     Volkswagen of America
       1.242%, 05/02/03                 18,000        17,981
--------------------------------------------------------------

     BANKS [15.9%]
     Banque Gen Luxemberg
       1.254%, 05/06/03                 18,000        17,978
     Credit Lyonnaise
       1.182%, 05/19/03                 18,000        17,972
     ING Funding
       1.234%, 05/13/03                 18,000        17,974
     Societe Generale
       1.241%, 04/04/03                 18,000        17,998
     UBS Finance
       1.252%, 04/09/03                  6,000         5,999
       1.211%, 04/10/03                  6,000         5,998
       1.232%, 04/21/03                  6,000         5,996
     Wells Fargo
       1.212%, 04/16/03                 10,000         9,995
--------------------------------------------------------------

     TOTAL BANKS                                      99,910
--------------------------------------------------------------

     BEAUTY PRODUCTS [1.7%]
     Estee Lauder
       1.191%, 04/14/03                  5,100         5,098
       1.213%, 06/20/03                  5,400         5,385
--------------------------------------------------------------

     TOTAL BEAUTY PRODUCTS                            10,483
--------------------------------------------------------------


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     DRUGS [2.8%]
     Merck
       1.191%, 04/04/03                $ 8,067      $  8,066
     Pfizer
       1.232%, 04/02/03                  5,825         5,825
       1.232%, 04/03/03                  4,000         4,000
--------------------------------------------------------------

     TOTAL DRUGS                                      17,891
--------------------------------------------------------------

     EDUCATIONAL SERVICES [0.8%]
     University of California Revenues
       1.211%, 04/08/03                  5,000         4,999
--------------------------------------------------------------

     ELECTROMEDICAL & ELECTROTHERAPEUTIC
     APPARATUS [2.9%]
     Medtronic
       1.231%, 04/07/03                 18,500        18,496
--------------------------------------------------------------

     FINANCIAL SERVICES [4.0%]
     Citigroup
       1.200%, 04/23/03                 12,000        12,000
     General Electric Capital
       1.200%, 04/25/03                 13,000        13,000
--------------------------------------------------------------

     TOTAL FINANCIAL SERVICES                         25,000
--------------------------------------------------------------

     GOVERNMENT AGENCY [2.4%]
     Los Angeles County, Metropolitan
       Transportation Authority
       1.254%, 06/25/03                 15,000        14,956
--------------------------------------------------------------

     INDUSTRIAL MACHINERY SUPPLIES [2.9%]
     Grainger, W.W.
       1.231%, 04/24/03                 18,000        17,986
--------------------------------------------------------------

     INSURANCE [4.5%]
     AIG Funding
       1.270%, 04/04/03                 10,000         9,999
       1.234%, 04/22/03                    450           450
     Marsh & Mclennan
       1.223%, 05/28/03                  7,500         7,485
     Metlife Funding
       1.253%, 04/10/03                 10,000         9,997
--------------------------------------------------------------

     TOTAL INSURANCE                                  27,931
--------------------------------------------------------------



                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 29
statement of net assets
MARCH 31, 2003 (UNAUDITED)


--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND (CONTINUED)


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     INVESTMENT ADVICE [5.7%]
     K2
       1.251%, 04/07/03                $18,000      $ 17,996
     Sigma Finance
       1.263%, 04/03/03                 11,000        10,999
       1.264%, 04/30/03                  7,000         6,993
--------------------------------------------------------------

     TOTAL INVESTMENT ADVICE                          35,988
--------------------------------------------------------------

     MACHINERY [2.9%]
     Caterpillar
       1.171%, 04/14/03                  3,000         2,999
       1.171%, 04/15/03                 10,000         9,995
       1.192%, 04/22/03                  5,000         4,997
--------------------------------------------------------------

     TOTAL MACHINERY                                  17,991
--------------------------------------------------------------

     MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS [5.3%]
     Nestle Capital
       1.232%, 04/11/03                 15,000        14,995
     Prudential Funding
       1.252%, 04/04/03                 18,000        18,000
       1.232%, 04/08/03                    450           450
--------------------------------------------------------------

     TOTAL MISCELLANEOUS BUSINESS
       CREDIT INSTITUTIONS                            33,445
--------------------------------------------------------------

     PERSONAL CREDIT INSTITUTIONS [2.9%]
     American Honda Finance
       1.252%, 04/17/03                  9,400         9,395
       1.202%, 05/08/03                  2,000         1,997
       1.172%, 05/12/03                  7,000         6,991
--------------------------------------------------------------

     TOTAL PERSONAL CREDIT INSTITUTIONS               18,383
--------------------------------------------------------------

     PETROLEUM & FUEL PRODUCTS [1.3%]
     Shell Finance
       1.257%, 07/24/03                  8,000         7,968
--------------------------------------------------------------

     RETAIL (2.9%)
     Wal-Mart Stores
       1.200%, 04/01/03                 18,000        18,000
--------------------------------------------------------------

     SECURITY BROKERS & DEALERS [5.3%]
     Goldman Sachs Group
       1.172%, 05/14/03                 18,000        17,975
     Merrill Lynch
       1.232%, 05/09/03                 15,000        14,980
--------------------------------------------------------------

     TOTAL SECURITY BROKERS & DEALERS                 32,955
--------------------------------------------------------------


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     SPECIAL PURPOSE ENTITY [16.1%]
     Barton Capital
       1.262%, 04/08/03                $15,000      $ 14,996
       1.242%, 04/24/03                  5,000         4,996
     Eaglefunding Capital
       1.251%, 04/09/03                 10,000         9,997
       1.221%, 04/10/03                  5,000         4,999
     Edison Asset Securitization
       1.222%, 04/24/03                 13,000        12,990
       1.202%, 05/19/03                  5,000         4,992
     Giro Funding
       1.261%, 04/21/03                 18,000        17,987
     Market Street Funding
       1.251%, 04/14/03                 12,000        11,995
     Windmill Funding
       1.252%, 05/01/03                  8,000         7,992
     World Omni Vehicle Leasing
       1.263%, 05/07/03                 10,000         9,987
--------------------------------------------------------------

     TOTAL SPECIAL PURPOSE ENTITY                    100,931
--------------------------------------------------------------


         TOTAL COMMERCIAL PAPER
           (Cost $541,287)                           541,287
--------------------------------------------------------------

CORPORATE OBLIGATIONS [5.5%]
     BANKS [1.6%]
     Bank of America
       6.875%, 06/01/03                  4,335         4,374
       4.200%, 04/15/03 (A)              1,466         1,480
     Wells Fargo
       7.200%, 05/01/03                  3,910         3,929
--------------------------------------------------------------

     TOTAL BANKS                                       9,783
--------------------------------------------------------------

     FOOD & BEVERAGE [1.7%]
     Pepsi Bottling Holdings (B)
       5.375%, 02/17/04                 10,000        10,365
--------------------------------------------------------------

     INSURANCE [1.0%]
     Lion Connecticut Holdings
       6.375%, 08/15/03                  6,000         6,106
--------------------------------------------------------------

     SECURITY BROKERS & DEALERS [1.0%]
     Salomon Smith Barney Holdings
       6.250%, 05/15/03                  3,500         3,520
     Travelers Group, MTN
       7.000%, 06/15/03                  3,000         3,035
--------------------------------------------------------------

     TOTAL SECURITY BROKERS & DEALERS                  6,555
--------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 30
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
PRIME MONEY MARKET FUND (CONCLUDED)



DESCRIPTION             FACE AMOUNT (000)/SHARES   VALUE (000)
--------------------------------------------------------------
     SPECIAL PURPOSE ENTITY [0.2%]
     Corestates Capital
       5.875%, 10/15/03                $ 1,525     $   1,559
--------------------------------------------------------------

         TOTAL CORPORATE OBLIGATIONS
           (Cost $34,368)                             34,368
--------------------------------------------------------------

CASH EQUIVALENT [3.3%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I                         20,568,099        20,568
--------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $20,568)                             20,568
--------------------------------------------------------------

         TOTAL INVESTMENTS [100.8%]
           (Cost $631,634)                           631,634
--------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [-0.8%]
     Investment Advisory Fees Payable                   (131)
     Shareholder Servicing Fees Payable                 (211)
     Other Assets and Liabilities                     (4,573)
--------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET            (4,915)
--------------------------------------------------------------



DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------
NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 300,158,661 outstanding
         shares of beneficial interest             $ 300,104
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01
         par value) based on 207,163,494
         outstanding shares of beneficial
         interest                                    207,142
     Paid-in-Capital - Class S
         (unlimited authorization - $0.01
         par value) based on 119,867,870
         outstanding shares of beneficial
         interest                                    119,860
     Undistributed net investment income                  20
     Accumulated net realized loss on investments       (407)
--------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                     $ 626,719
--------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class           $1.00
--------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                       $1.00
--------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class S                       $1.00
--------------------------------------------------------------

(A) FLOATING INSTRUMENT - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2003.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
* NON-INCOME PRODUCING SECURITY
CL - CLASS
FHLB - FEDERAL HOME LOAN BANK
MTN - MEDIUM TERM NOTE
SER - SERIES
TIGER -- TREASURY INVESTORS GROWTH RECEIPT


                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 31
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [43.8%]
     FHLB
       6.375%, 11/14/03               $ 25,000     $  25,783
       1.550%, 12/01/03                  7,000         6,998
       5.375%, 01/05/04                 15,300        15,758
       3.750%, 02/13/04                 47,000        47,955
     FHLB, Ser D803
       1.570%, 12/05/03                 25,000        25,000
     FHLB, Ser ED04
       1.500%, 02/17/04                 30,000        29,999
     FHLMC (A)
       1.815%, 04/16/03                 60,000        59,955
       1.181%, 04/22/03                100,000        99,931
       1.800%, 04/24/03                 62,500        62,429
       1.230%, 06/16/03                 40,000        39,897
       1.241%, 06/26/03                 60,000        59,823
       1.086%, 09/11/03                 45,000        44,780
       1.334%, 01/29/04                 47,509        46,978
       1.275%, 02/26/04                 10,000         9,884
     FHLMC MTN
       1.585%, 12/08/03                 24,500        24,500
     FNMA
       4.750%, 11/14/03                 14,500        14,782
       5.125%, 02/13/04                  5,920         6,111
     FNMA (A)
       1.223%, 04/16/03                 90,000        89,954
       1.239%, 05/21/03                 75,000        74,871
       1.241%, 05/28/03                 70,000        69,863
       1.221%, 06/04/03                 60,000        59,880
       1.347%, 12/12/03                 70,000        69,341
       1.264%, 02/06/04                 20,000        19,784
     FNMA MTN
       1.550%, 02/03/04                 12,000        12,000
--------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $1,016,256)                       1,016,256
--------------------------------------------------------------

REPURCHASE AGREEMENTS [56.2%]
     ABN-Amro
       1.360%, dated 03/31/03, matures
       04/01/03, repurchase price
       $30,401,148 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $102,201,000-$183,085,000,
       4.000%-6.000%, 11/13/09- 05/15/11;
       with total market
       value $306,408,683)(B)          300,400       300,400


DESCRIPTION                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     Credit Suisse First Boston
       1.360%, dated 03/31/03, matures
       04/01/03, repurchase price
       $100,003,778 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $46,230,000-$48,792,000,
       3.000%-5.250%, 06/15/04- 04/15/07;
       with total market
       value $102,001,773)(B)         $100,000      $100,000
     Deutsche Bank Group
       1.360%, dated 03/31/03, matures
       04/01/03, repurchase price
       $173,106,539 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $1,957,199-$60,922,576,
       5.500%-6.500%, 01/01/18- 06/01/32;
       with total market
       value $176,562,001)(B)          173,100       173,100
     Goldman Sachs Group
       1.360%, dated 03/31/03, matures
       04/01/03, repurchase price
       $364,413,766 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $20,370,639-$147,306,326,
       5.750%-7.000%, 12/01/14- 04/01/33;
       with total market
       value $371,688,001)(B)          364,400       364,400
     JP Morgan Chase
       1.360%, date 03/31/03, matures
       04/01/03, repurchase price
       $270,010,200 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $13,850,000-$172,830,000,
       6.500%,07/20/32-01/15/33;
       with total market value
       $283,502,404)(B)                270,000       270,000



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 32
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                        VALUE (000)
---------------------------------------------------------------

     UBS Warburg
       1.360%, dated 03/31/03, matures
       04/01/03, repurchase price
       $100,003,778 (collateralized
       by various U.S. Government
       Obligations, ranging in par
       value $26,020,000-$57,925,000,
       6.625%-7.250%, 01/15/10-
       11/15/10; with total market
       value $102,002,658) (B)        $100,000      $  100,000
---------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
           (Cost $1,307,900)                         1,307,900
---------------------------------------------------------------


         TOTAL INVESTMENTS [100.0%]
           (Cost $2,324,156)                         2,324,156
---------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [0.0%]
     Investment Advisory Fees Payable                     (514)
     Shareholder Servicing Fees Payable                   (973)
     Other Assets and Liabilities                          955
---------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET                (532)
---------------------------------------------------------------


DESCRIPTION                                        VALUE (000)
---------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 70,122,793 outstanding
         shares of beneficial interest              $   70,122
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01 par
         value) based on 2,040,905,892
          outstanding shares of beneficial interest 2,040,906 Paid-in-Capital - Class S
         (unlimited authorization - $0.01
         par value) based on 212,552,325 outstanding
         shares of beneficial interest                 212,552
     Undistributed net investment income                    33
     Accumulated net realized gain on investments           11
---------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                      $2,323,624
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class             $1.00
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                         $1.00
---------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class S                         $1.00
---------------------------------------------------------------

(A) DISCOUNT NOTES. THE YIELD IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN - MEDIUM TERM NOTE SER - SERIES


                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 33
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

DESCRIPTION                    FACE AMOUNT (000)    VALUE (000)
---------------------------------------------------------------

MUNICIPAL BONDS [98.1%]
     CALIFORNIA [92.5%]
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Hamlin School Project, Ser A,
       GO (A) (B) (C)
       1.200%, 08/01/32                $ 1,500    $    1,500
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Jackson Labs, RB (A) (B) (C)
       1.100%, 07/01/32                  5,000         5,000
     ABAG, Finance Authority for
       Non-Profit Corporations, Public
       Policy Institute, Ser A, RB
       (A) (B) (C)
       1.200%, 11/01/31                  3,045         3,045
     ABAG, Finance Authority for
       Non-Profit Corporations,
       School  of the Sacred Heart,
       Ser B, RB (A) (B) (C)
       1.300%, 06/01/30                  8,700         8,700
     Alameda-Contra Costa, School
       Finance Authority, Capital
       Improvement Financing Project,
       Ser F, COP (A) (B) (C)
       1.300%, 08/01/23                  1,600         1,600
     Alvord, Unified School District,
       GO, MBIA (A) (B)
       1.140%, 02/24/24                  9,180         9,180
     Anaheim, Multi-Family Housing
       Authority, Heritage Village
       Apartments Project, Ser A, RB
       (A) (B) (C)
       1.300%, 11/01/22                  4,405         4,405
     Anaheim, Public Finance
       Authority, San Juan Electric
       Utilities, 2nd Ser, RB, FGIC
       Pre-Refunded @ 102 (D)
       5.750%, 04/01/03                  1,000         1,020
     California State, Community
       Development Authority,
       Covenant Retirement
       Communities Project, COP
       (A) (B) (C)
       1.150%, 12/01/22                  7,605         7,605
     California State, Community
       Development Authority, Motion
       Picture & Television Project,
       Ser A, RB (A) (B) (C)
       1.080%, 03/01/31                  7,500         7,500


DESCRIPTION                    FACE AMOUNT (000)    VALUE (000)
---------------------------------------------------------------

     California State, Economic
       Development Financing
       Authority, KQED Project,
       RB (A) (B) (C)
       1.150%, 04/01/20                $ 1,600    $    1,600
     California State, Economic
       Development Financing
       Authority, Volk Enterprises
       Project, RB (A) (B) (C)
       1.150%, 06/01/21                    900           900
     California State, Educational
       Facilities Authority, Chapman
       University Project, RB
       (A) (B) (C)
       1.300%, 12/01/30                  1,000         1,000
     California State, Educational
       Facilities Authority, Institute
       of Technology, RB (A) (B)
       1.080%, 01/01/24                  5,000         5,000
     California State, Educational
       Facilities Authority, Life
       Chiropractic College Project,
       RB (A) (B) (C)
       1.170%, 01/01/25                  6,500         6,500
     California State, Educational
       Facilities Authority, Point Loma
       Nazarene University Project,
       RB (A) (B) (C)
       1.400%, 10/01/29                  2,150         2,150
     California State, Educational
       Facilities Authority, Stanford
       University Project, Ser L-9,
       RB (A) (B)
       1.050%, 10/01/22                 14,490        14,490
     California State, Educational
       Facilities Authority, University
       of Southern California,
       Ser C, RB (A) (B)
       1.050%, 10/01/33                 10,000        10,000
     California State, Health Facilities
       Finance Authority, Adventist
       Hospital Project, Ser A, RB,
       MBIA (A) (B)
       1.200%, 09/01/28                  1,000         1,000
     California State, Health Facilities
       Finance Authority, Catholic
       Healthcare Project, Ser A, RB,
       MBIA (A) (B)
       1.150%, 07/01/09                 10,100        10,100

---------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 34
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     California State, Health
       Facilities Finance Authority,
       Scripps Health Project,
       Ser A, RB
       (A) (B) (C)
       1.100%, 10/01/23                $ 5,700    $    5,700
     California State, Health
       Facilities Finance Authority,
       Sutter Health Facility,
       Ser B, RB, AMBAC (A) (B)
       1.100%, 07/01/12                 11,200        11,200
     California State, School Cash
       Reserve Program Authority,
       Ser A, RB
       3.000%, 07/03/03                  9,500         9,532
     California Statewide, Communities
       Development Authority, Center
       For Early Education Project,
       RB (A) (B) (C)
       1.200%, 09/01/31                  1,000         1,000
     California Statewide, Communities
       Development Authority,
       Concordia University Irvine
       Project, Ser A, RB (A) (B) (C)
       1.150%, 10/01/31                  7,200         7,200
     California Statewide, Communities
       Development Authority, More
       Than Shelter Project, Ser A,
       RB (A) (B)
       1.100%, 01/15/31                  6,460         6,460
     California Statewide, Communities
       Development Authority,
       Ser A, RB
       3.000%, 06/30/03                  7,500         7,524
     Carlsbad, Unified School District
       Authority, School Facilities
       Bridge Funding Project,
       COP, FSA (A) (B)
       1.150%, 09/01/30                  2,900         2,900
       1.150%, 09/01/32                  7,000         7,000
     Compton, Community
       College, BAN
       2.000%, 02/03/04                  5,000         5,040
     Contra Costa County, Multi-Family
       Mortgage Authority, Bay
       Apartment Communities
       Project, Ser B, RB (A) (B) (E)
       1.100%, 11/15/22                  1,300         1,300
     Contra Costa County, Putters,
       Ser 154Z, COP, MBIA (A) (B)
       1.200%, 11/01/07                  5,995         5,995


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Corona, Multi-Family Housing
       Authority, County Hills
       Apartment Project 1995 B,
       RB (A) (B) (E)
       1.100%, 02/01/25                $ 6,955    $    6,955
     Covina, Multi-Family
       Redevelopment Agency
       Authority, Shadowhills
       Apartments Project, Ser A,
       RB (A) (B) (E)
       1.100%, 12/01/15                  7,675         7,675
     Desert Sands, Unified School
       District Authority, BAN
       3.000%, 07/01/03                  6,500         6,521
     Desert Sands, Unified School
       District Authority, TRAN
       2.250%, 07/01/03                 10,000        10,015
     Fairfield, TRAN
       3.000%, 06/30/03                  2,000         2,006
     Fremont, Building & Equipment
       Financing Project, COP
       (A) (B) (C)
       1.150%, 07/01/15                  4,750         4,750
     Fremont, Multi-Family Housing
       Authority, Mission Wells L.P.,
       RB (A) (B) (C)
       1.200%, 09/01/14                  5,965         5,965
     Fresno, Multi-Family Housing
       Authority, Stonepine Apartment
       Project, Ser A, RB (A) (B) (E)
       1.100%, 02/15/31                  5,095         5,095
     Fresno, Unified School District,
       GO, MBIA (A) (B)
       1.140%, 08/01/21                  8,390         8,390
     Golden Empire, School Financing
       Authority, Kern High School
       District Project, RB (A) (B) (C)
       1.150%, 08/01/31                  1,000         1,000
     Hemet, Multi-Family Housing
       Authority, Sunwest Retirement
       Project, Ser A, RB (A) (B) (C)
       1.150%, 01/01/25                  4,750         4,750
     Huntington Park, Public Financing
       Authority, Parking Project,
       Ser A, RB (A) (B) (C)
       1.700%, 09/01/19                  3,865         3,865
     Los Angeles County, Community
       Development Authority,
       Willowbrook Project, COP
       (A) (B) (C)
       1.080%, 11/01/15                  1,000         1,000

-------------------------------------------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 35
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Los Angeles County, Multi-Family
       Housing Authority, Malibu
       Canyon Apartments Project,
       Ser B, RB (A) (B) (C)
       1.150%, 06/01/10                $ 1,500    $    1,500
     Los Angeles County, Multi-Family
       Housing Authority, Sand
       Canyon Ranch Project, Ser F,
       RB (A) (B) (C)
       1.150%, 11/01/06                  8,900         8,900
     Los Angeles County, Samuel A
       Fryer Vavney, Ser A, COP
       (A) (B)
       1.150%, 08/01/21                  7,000         7,000
     Los Angeles County, Ser A
       3.000%, 06/30/03                 11,500        11,538
     Los Angeles County, Unified
       School District Authority,
       Ser A, TRAN
       2.500%, 07/01/03                  5,000         5,010
     Los Angeles County, Unified
       School District Authority,
       Ser C, TRAN
       3.250%, 07/01/03                  5,000         5,019
     Los Angeles, Community
       Redevelopment Authority,
       CMC Medical Plaza Partner
       Project, COP (A) (B) (C)
       1.150%, 12/01/05                  1,100         1,100
     Los Angeles, Corporate Lease
       Authority, RB, MBIA (A) (B)
       1.140%, 12/01/09                 20,695        20,695
     Los Angeles, GO, MBIA (A) (B)
       1.140%, 03/01/10                  5,385         5,385
     Los Angeles, Multi-Family
       Housing Authority, Canyon
       Creek Apartments Project,
       RB (A) (B)
       1.150%, 12/01/10                  8,800         8,800
     Los Angeles, Multi-Family
       Housing Authority,
       Meadowridge Apartments
       Project, RB (A) (B) (E)
       1.100%, 09/01/18                  3,890         3,890
     Los Angeles, Multi-Family
       Housing Authority, Ser K,
       RB (A) (B)
       1.100%, 07/01/10                 19,000        19,000
     Los Angeles, Unified School
       District Authority, Ser B,
       TRAN
       3.000%, 07/01/03                  7,000         7,023


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Los Angeles, United School
       District, Ser B12, GO,
       MBIA (A) (B)
       1.210%, 01/01/27                $ 4,000    $    4,000
     Los Angeles, Wastewater System
       Authority, Ser C, RB, FGIC
       (A) (B)
       1.250%, 12/01/31                  6,000         6,000
     Lynwood, Unified School
       District Authority, Bridge
       Finance Project, Ser A, COP
       (A) (B) (C)
       1.100%, 08/01/34                  9,000         9,000
     Moreno Valley, Unified School
       District Authority, TRAN
       3.000%, 07/24/03                  7,000         7,034
     Oakland, Capital Equipment
       Project, COP (A) (B) (C)
       1.150%, 12/01/15                  4,690         4,690
     Oakland, Liquidity Facilities
       Authority, RB, ABAG
       (A) (B) (C)
       1.200%, 12/01/09                  1,315         1,315
     Oakland, TRAN
       3.000%, 07/29/03                  6,000         6,030
     Ontario, Multi-Family Housing
       Authority, Park Centre Partners,
       Ser A, RB (A) (B) (C)
       1.150%, 08/01/07                  2,450         2,450
     Orange County, Sanitation
       District Authority, Ser A, COP
       (A) (B)
       1.150%, 08/01/29                  2,750         2,750
     Orange County, Sanitation District
       Authority, Ser B, COP (A) (B)
       1.150%, 08/01/30                  3,800         3,800
     Pajaro Valley, School District
       Authority, Bridge Funding
       Project, COP, FSA (A) (B)
       1.150%, 09/01/14                  3,230         3,230
     Pasadena, Rose Bowl
       Improvements Project, COP
       (A) (B) (C)
       1.150%, 12/01/11                  3,100         3,100
     Pico Rivera, Redevelopment
       Agency, Crossroads Plaza
       Project, RB (A) (B) (C)
       1.150%, 12/01/10                  7,200         7,200
     Redwood City, City Hall Project,
       COP (A) (B) (C)
       1.200%, 07/01/21                  1,900         1,900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 36
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     Riverside County, Housing
       Authority, De Anza Villas
       Project, RB (A) (B) (C)
       1.200%, 12/01/16                $ 2,450    $    2,450
     Riverside County, Housing
       Authority, Polk Apartments
       Limited L.P., Ser B, RB
       (A) (B) (F)
       1.100%, 12/15/30                  1,890         1,890
     Sacramento County, Sanitation
       District Finance Authority,
       Ser 366, RB (A) (B)
       1.120%, 12/01/27                  2,000         2,000
     Sacramento County, Ser A,
       TRAN
       3.000%, 08/01/03                  4,100         4,127
     Sacramento, City Unified School
       District, TRAN
       2.000%, 12/17/03                 20,000        20,108
     Salinas, Multi Family Housing
       Authority, Brentwood Gardens
       Project, RB (A) (B) (E)
       1.100%, 05/15/27                  3,480         3,480
     San Bernardino County, Housing
       Authority, Alta Loma Heritage
       Project, Ser A, RB (A) (B) (C)
       1.200%, 02/01/23                  1,354         1,354
     San Bernardino County, Housing
       Authority, Indian Knoll
       Apartment Project, Ser A, RB
       (A) (B) (C)
       1.100%, 06/01/05                  3,580         3,580
     San Bernardino County, Housing
       Authority, Reche Canyon
       Apartment Project, Ser B, RB
       (A) (B) (F)
       1.100%, 06/01/05                  1,500         1,500
     San Bernardino County,
       Multi-Family Housing
       Authority, Mountain View
       Project, RB (A) (B) (C)
       1.100%, 03/01/27                  2,210         2,210
     San Bernardino County,
       Multi-Family Housing
       Authority, Parkview Plaza
       Project, Western Land
       Properties, Ser A, RB
       (A) (B) (C)
       1.100%, 03/01/27                  5,220         5,220


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
-------------------------------------------------------------

     San Bernardino County,
       Multi-Family Housing
       Authority, Rosewood
       Apartment Project, Ser A, RB
       (A) (B) (E)
       1.150%, 05/15/29                $ 1,225    $    1,225
     San Diego County, School
       District Authority, Ser A,
       TRAN
       3.000%, 06/30/03                  9,500         9,531
     San Diego, Multi-Family Housing
       Authority, University Town
       Center Apartments Project,
       RB (A) (B) (C)
       1.150%, 10/01/15                  1,400         1,400
     San Diego, Museum of Art
       Project, COP (A) (B) (C)
       1.300%, 09/01/30                  1,400         1,400
     San Diego, Redevelopment
       Agency, Centre City Project,
       Ser A, TA, MBIA
       2.500%, 09/01/03                  2,000         2,011
     San Diego, Water Improvement
       Authority, RB, FGIC (A) (B)
       1.140%, 08/01/08                  7,085         7,085
     San Francisco (City & County),
       Community Facilities District
       No. 4, RB (A) (B) (C)
       1.100%, 08/01/31                  8,560         8,560
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser A, RB
       (A) (B) (C)
       1.120%, 12/01/05                 20,300        20,300
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser B, RB
       (A) (B) (C)
       1.120%, 12/01/05                  1,000         1,000
     San Francisco (City & County),
       Public Utilities Authority,
       Ser B20, RB, MBIA (A) (B)
       1.210%, 10/01/22                  8,100         8,100
     San Francisco, Bay Area Toll
       Authority, Ser C, RB, AMBAC
       (A) (B)
       1.200%, 04/01/25                 19,900        19,900
     San Jose, Evergreen Community
       College District, Ser J, GO,
       MBIA (A) (B)
       1.100%, 03/01/11                  7,300         7,300

                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 37
statement of net assets
MARCH 31, 2003 (UNAUDITED)


--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     San Marcos, Industrial Development
       Authority, Amistar Project, RB
       (A) (B) (C)
       0.920%, 12/01/05                $ 2,675    $    2,675
     Simi Valley, Industrial & Economic
       Development Authority,
       Wambold Furniture Project,
       RB (A) (B) (C)
       1.200%, 12/01/14                  1,750         1,750
     Southern California, Metropolitan
       Water District Authority, RB
       (A) (B)
       1.100%, 07/01/35                  6,350         6,350
     Southern California, Metropolitan
       Water District Authority,
       Ser C-2, RB (A) (B)
       1.050%, 07/01/36                  3,300         3,300
     Southern California, Metropolitan
       Water District Authority, Water
       Works Authorization, Ser B,
       RB (A) (B)
       1.100%, 07/01/28                 10,000        10,000
     Stockton, Multi-Family Housing
       Authority, Mariners Pointe
       Project, Ser A, RB (A) (B) (C)
       1.150%, 09/01/18                  1,900         1,900
     Sunnyvale, Government Center
       Site Acquisition Project, Ser A,
       COP,  AMBAC (A) (B)
       1.150%, 04/01/31                  4,700         4,700
     Three Valleys, Municipal Water
       District Authority, Miramar
       Water Treatment Project, COP
       (A) (B) (C)
       1.150%, 11/01/14                  3,000         3,000
     Upland, Community
       Redevelopment Authority,
       Sunset Ridge & Village
       Apartments Project, RB
       (A) (B) (C)
       1.100%, 12/01/29                  6,700         6,700
     Val Verde, Unified School District,
       Ser A, COP, FSA (A) (B)
       1.100%, 11/01/22                    695           695
     Val Verde, Unified School District,
       Ser C, COP (A) (B) (C)
       1.100%, 10/01/22                  2,000         2,000
     Vallejo City, Unified School
       District Authority, TRAN
       2.000%, 08/22/03                 15,000        15,038


DESCRIPTION                   FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

     Ventura County, Community
       College Authority, Ser A,
       GO, MBIA
       3.000%, 08/01/03                $ 5,800    $    5,832
     Westminster, Civic Center
       Refinancing Program, Ser A,
       COP,  AMBAC (A) (B)
       1.200%, 06/01/22                  3,700         3,700
     Westminster, Redevelopment
       Agency, Commercial
       Redevelopment Project, TA,
       AMBAC (A) (B)
       1.200%, 08/01/27                 13,325        13,325
     Yolo County, Multi-Family
       Housing Authority, Primero
       Grove Project, Ser A, RB
       (A) (B) (C)
       1.100%, 11/01/27                 10,735        10,735
--------------------------------------------------------------

     TOTAL CALIFORNIA                                635,923
--------------------------------------------------------------

     PUERTO RICO [4.7%]
     Puerto Rico, Electric Power
       Authority, RB, MBIA (A) (B)
       1.210%, 07/01/20                  6,330         6,330
     Puerto Rico, GO (A) (B)
       1.110%, 07/01/17                  2,995         2,995
     Puerto Rico, Highway &
       Transportation Authority,
       RB, MBIA (A) (B)
       1.080%, 01/01/08                  4,000         4,000
       1.180%, 07/01/36                  4,138         4,138
     Puerto Rico, TRAN
       2.500%, 07/30/03                 15,000        15,050
--------------------------------------------------------------

     TOTAL PUERTO RICO                                32,513
--------------------------------------------------------------

     MULTI-STATE [0.9%]
     GAF, Tax Exempt Bond Grantor
       Trust, RB (A) (B) (C)
       1.600%, 10/01/12                  5,885         5,885
--------------------------------------------------------------

         TOTAL MUNICIPAL BONDS
           (Cost $674,321)                           674,321
--------------------------------------------------------------

         TOTAL INVESTMENTS [98.1%]
           (Cost $674,321)                           674,321
--------------------------------------------------------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 38
statement of net assets
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------

OTHER ASSETS AND LIABILITIES [1.9%]
     Investment Advisory Fees Payable             $      (97)
     Shareholder Servicing Fees Payable                 (268)
     Other Assets and Liabilities                     13,250
-------------------------------------------------------------

         OTHER ASSETS AND LIABILITIES, NET            12,885
-------------------------------------------------------------

NET ASSETS:
     Paid-in-Capital - Institutional Class
         (unlimited authorization - $0.01 par
         value) based on 81,417,247 outstanding
         shares of beneficial interest                81,417
     Paid-in-Capital - Class A
         (unlimited authorization - $0.01
         par alue) based on 579,567,100 outstanding
         shares of beneficial interest               579,567
     Paid-in-Capital - Class S
         (unlimited authorization - $0.01
         par value) based on 26,240,391 outstanding
         shares of beneficial interest                26,241
     Accumulated net realized loss on investments        (19)
-------------------------------------------------------------

     TOTAL NET ASSETS [100.0%]                    $  687,206
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Institutional Class           $1.00
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class A                       $1.00
-------------------------------------------------------------

     Net Asset Value, Offering and Redemption
       Price Per Share - Class S                       $1.00
-------------------------------------------------------------

-------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2003.
(B) PUT AND DEMAND FEATURE - THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
(F) SECURITY DERIVES FROM A GUARANTEED AGREEMENT.
ABAG - ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
BAN - BOND ANTICIPATION NOTE
COP - CERTIFICATE OF PARTICIPATION
FGIC - FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSISTANCE
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION
TRAN - TAX & REVENUE ANTICIPATION NOTE


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 39
statements of assets and liabilities
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                                                                            RCB Small Cap        High Yield
                                                                                             Value Fund          Bond Fund
                                                                                                (000)              (000)
                                                                                           --------------------------------
ASSETS:
Investments at value (Cost $13,915 and $22,596, respectively)                              $    13,546          $  22,222
Cash                                                                                                --                790
Income receivable                                                                                   15                504
Receivable for capital shares sold                                                                   8                215
Receivable for investment securities sold                                                          829                 --
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                    14,398             23,731
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                                                        386                563
Payable for capital shares redeemed                                                                 --                 16
Administrative fees payable                                                                          1                  4
Investment adviser fees payable                                                                     11                 11
Shareholder servicing fees payable                                                                  11                  4
Accrued expenses                                                                                     6                  3
Dividend distribution payable                                                                       --                 69
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                  415                670
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                           $    13,983          $  23,061
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Institutional Class                                                     $     3,854          $  13,237
Paid-in-Capital -- Class A                                                                       1,091             11,821
Paid-in-Capital -- Class R                                                                       9,540                 --
Accumulated net investment loss/distributions in excess of net investment income                   (13)                (7)
Accumulated net realized loss on investments                                                      (120)            (1,616)
Net unrealized depreciation on investments                                                        (369)              (374)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                           $    13,983          $  23,061
---------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest -- Institutional Class
(unlimited authorization -- no par value)                                                      213,321          1,371,480
Outstanding shares of beneficial interest -- Class A
(unlimited authorization -- no par value)                                                       60,761          1,325,061
Outstanding shares of beneficial interest -- Class R
(unlimited authorization -- no par value)                                                      606,371                N/A
Net Asset Value, Offering and Redemption Price Per Share -- Institutional Class                 $15.93              $8.55
Net Asset Value, Offering and Redemption Price Per Share -- Class A                             $15.88              $8.55
Net Asset Value, Offering and Redemption Price Per Share -- Class R                             $15.87                N/A
Maximum Offering Price Per Share -- Class R Shares ($15.87 / 96.50%)                            $16.45                N/A
---------------------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 40
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                       Large Cap Value   Large Cap Growth     RCB Small Cap       Technology
                                                         Equity Fund        Equity Fund        Value Fund         Growth Fund
                                                            (000)              (000)              (000)              (000)
                                                           ------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                $ 296              $  106             $  59              $   3
   Interest                                                    5                   4                25                 --
-----------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                301                 110                84                  3
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                   84                  56                57                  5
   Administrative Fees                                        13                   8                 6                  1
   Shareholder Servicing Fees--Institutional Class            33                  20                 3                  1
   Shareholder Servicing Fees--Class A(1)                      2                   2                 2                  1
   Shareholder Servicing Fees--Class R(1)                     --                  --                26                 --
   Custodian Fees                                              1                   1                 1                 --
   Professional Fees                                           1                   1                 1                 --
   Transfer Agent Fees                                         1                   1                 1                 --
   Registration and Filing Fees                                1                   1                 1                  1
   Insurance and Other Fees                                    1                  --                --                 --
-----------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         137                  90                98                  9
-----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                                   --                  --                --                 (1)
   Recapture of Investment Advisory Fees Waived(2)             1                   2                --                 --
   Transfer Agent Fees                                        (1)                 (1)               (1)                --
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              137                  91                97                  8
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 164                  19               (13)                (5)
-----------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Security Transactions             (838)               (483)              (28)              (183)
   Net Change in Unrealized Appreciation
      on Investments                                         873               1,236               621                346
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                            $ 199              $  772             $ 580              $ 158
-----------------------------------------------------------------------------------------------------------------------------

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
(2)SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CNI CHARTER FUNDS | PAGE 41
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                               California
                                                         Corporate          Government         Tax Exempt         High Yield
                                                         Bond Fund           Bond Fund         Bond Fund          Bond Fund
                                                           (000)                (000)            (000)              (000)
                                                          ------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                               $1,122                $319             $ 267             $  980
----------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              1,122                 319               267                980
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                   85                  33                21                 71
   Administrative Fees                                        20                   7                 7                  9
   Shareholder Servicing Fees--Institutional Class            52                  18                19                 13
   Shareholder Servicing Fees--Class A(1)                      1                   1                --                 24
   Custodian Fees                                              1                  --                --                 --
   Professional Fees                                           2                   1                 1                  1
   Transfer Agent Fees                                         2                   1                 1                  1
   Printing Fees                                               1                  --                --                 --
   Registration and Filing Fees                                1                  --                 1                  1
   Insurance and Other Fees                                    1                   1                 1                 --
----------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         166                  62                51                120
----------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                                   (4)                 (7)              (11)               (11)
   Transfer Agent Fees                                        (2)                 (1)               (1)                (1)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              160                  54                39                108
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        962                 265               228                872
----------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Security Transactions        (8)                 19                81               (188)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                         618                 (39)             (238)             1,104
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $1,572                $245             $  71             $1,788
----------------------------------------------------------------------------------------------------------------------------


(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 42

FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 California
                                                                   Prime                  Government              Tax Exempt
                                                                   Money                    Money                   Money
                                                                Market Fund              Market Fund             Market Fund
                                                                    (000)                    (000)                  (000)
                                                                --------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                        $4,624                   $18,224                $4,574
------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                       4,624                    18,224                 4,574
------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                           796                     3,211                   963
   Administrative Fees                                                294                     1,141                   333
   Shareholder Servicing Fees--Institutional Class                    346                        61                    95
   Shareholder Servicing Fees--Class A(1)                             860                     8,229                 2,300
   Shareholder Servicing Fees--Class S(1)                             492                       852                   121
   Custodian Fees                                                      21                        74                    24
   Professional Fees                                                   24                        93                    33
   Transfer Agent Fees                                                 26                       101                    29
   Printing Fees                                                       22                       100                    25
   Trustee Fees                                                         5                        19                     5
   Registration and Filing Fees                                         8                        31                    10
   Insurance and Other Fees                                            27                        74                    20
   Organizational Fees                                                 11                        --                    --
------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                2,932                    13,986                 3,958
------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                                            --                       (50)                 (325)
   Administrative Fees                                                 --                        --                    (5)
   Shareholder Servicing Fees--Class A                               (321)                   (3,072)                 (842)
   Shareholder Servicing Fees--Class S                                (52)                      (91)                  (19)
   Transfer Agent Fees                                                (26)                     (101)                  (29)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2,533                    10,672                 2,738
------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               2,091                     7,552                 1,836
------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Security Transactions                        77                        76                    --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $2,168                   $ 7,628                $1,836
------------------------------------------------------------------------------------------------------------------------------


(1)INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 43
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2002

-------------------------------------------------------------------------------------------------------------------------------

                                                                  Large Cap Value                          Large Cap Growth
                                                                  Equity Fund (000)                       Equity Fund (000)
                                                           ---------------------------------  ---------------------------------

                                                             2003                2002                  2003               2002
-------------------------------------------------------------------------------------------  ----------------------------------
OPERATIONS:
   Net Investment Income (Loss)                           $   164             $   272               $    19            $   (10)
   Net Realized Loss from
      Security Transactions                                  (838)                (62)                 (483)            (1,722)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                           873              (5,943)                1,236             (1,567)
--------------------------------------------------------------------------------------------  ---------------------------------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations                             199              (5,733)                  772             (3,299)
--------------------------------------------------------------------------------------------  ---------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (160)               (266)                   (9)                --
   CLASS A                                                     (4)                 (6)                   --                 --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                         --                (469)                   --                 --
   CLASS A                                                     --                 (11)                   --                 --
--------------------------------------------------------------------------------------------  ---------------------------------
      Total Distributions                                    (164)               (752)                   (9)                --
--------------------------------------------------------------------------------------------  ---------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            6,489               7,801                 5,419              6,430
   Shares Issued in Lieu of Cash Distributions                 36                 197                     3                 --
   Shares Redeemed                                         (2,628)             (5,682)               (2,164)            (4,685)
--------------------------------------------------------------------------------------------  ---------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions              3,897               2,316                 3,258              1,745
--------------------------------------------------------------------------------------------  ---------------------------------
   CLASS A:
   Shares Issued                                              216                 388                   321                443
   Shares Issued in Lieu of Cash Distributions                  4                  14                    --                 --
   Shares Redeemed                                           (104)               (136)                  (61)               (82)
--------------------------------------------------------------------------------------------  ---------------------------------
      Increase in Net Assets from
        Class A Share Transactions                            116                 266                   260                361
--------------------------------------------------------------------------------------------  ---------------------------------
   CLASS R:
   Shares Issued                                               --                  --                    --                 --
   Shares Issued in Lieu of Cash Distributions                 --                  --                    --                 --
   Shares Redeemed                                             --                  --                    --                 --
--------------------------------------------------------------------------------------------  ---------------------------------
      Increase (Decrease) in Net Assets from
        Class R Share Transactions                             --                  --                    --                 --
--------------------------------------------------------------------------------------------  ---------------------------------
Net Increase in Net Assets from
  Share Transactions                                        4,013               2,582                 3,518              2,106
--------------------------------------------------------------------------------------------  ---------------------------------
      Total Increase (Decrease) in Net Assets               4,048              (3,903)                4,281             (1,193)
--------------------------------------------------------------------------------------------  ---------------------------------
NET ASSETS:
   Beginning of period                                     24,094              27,997                14,993             16,186
--------------------------------------------------------------------------------------------  ---------------------------------
   End of period                                          $28,142             $24,094               $19,274            $14,993
--------------------------------------------------------------------------------------------  ---------------------------------

(1) SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 44

               RCB Small Cap                        Technology Growth                    Corporate Bond
              Value Fund (000)                         Fund (000)                          Fund (000)
       --------------------------             ------------------------              -------------------------
         2003               2002                 2003             2002                2003             2002
       --------------------------             ------------------------              -------------------------
       $   (13)          $  (87)              $   (5)         $  (15)               $   962            $1,845

           (28)             (35)                (183)           (645)                    (8)             (235)

           621           (2,396)                 346              72                    618               648
       --------------------------             ------------------------              -------------------------

           580           (2,518)                 158            (588)                 1,572             2,258
       --------------------------             ------------------------              -------------------------


            --               --                   --              --                   (949)           (1,835)
            --               --                   --              --                    (12)              (10)

            --               --                   --              --                     --              (509)
            --               --                   --              --                     --                (1)
       --------------------------             ------------------------              -------------------------
            --               --                   --              --                   (961)           (2,355)
       --------------------------             ------------------------              -------------------------


         1,857            2,990                  209              89                  7,996            14,207
            --               --                   --              --                    173               473
          (259)            (721)                (111)            (95)                (6,078)           (6,568)
       --------------------------             ------------------------              -------------------------

         1,598            2,269                   98              (6)                 2,091             8,112
       --------------------------             ------------------------              -------------------------

           618              518                  136             218                     89               436
            --               --                   --              --                      3                 7
           (35)              (7)                  (1)            (15)                   (76)               --
       --------------------------             ------------------------              -------------------------

           583              511                  135             203                     16               443
       --------------------------             ------------------------              -------------------------

           438            6,522                   --              --                     --                --
            --               --                   --              --                     --                --
        (1,568)          (2,554)                  --              --                     --                --
       --------------------------             ------------------------              -------------------------

        (1,130)           3,968                   --              --                     --                --
       --------------------------             ------------------------              -------------------------

         1,051            6,748                  233             197                  2,107             8,555
       --------------------------             ------------------------              -------------------------

         1,631            4,230                  391            (391)                 2,718             8,458
       --------------------------             ------------------------              -------------------------


        12,352            8,122                  997           1,388                 41,351            32,893
       --------------------------             ------------------------              -------------------------
       $13,983          $12,352               $1,388          $  997                $44,069           $41,351
       --------------------------             ------------------------              -------------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 45
statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2002

--------------------------------------------------------------------------------------------- -----------------------------------
                                                                  Government                            California Tax Exempt
                                                                Bond Fund (000)                           Bond Fund (000)
                                                           ---------------------------------- -----------------------------------
                                                             2003                2002                   2003               2002
--------------------------------------------------------------------------------------------- -----------------------------------
OPERATIONS:
   Net Investment Income                                  $   265             $   525                $   228            $   529
   Net Realized Gain (Loss) from
  Security Transactions                                        19                 158                     81                294
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                               (39)                291                   (238)               329
--------------------------------------------------------------------------------------------- -----------------------------------
      Net Increase in Net Assets
        Resulting from Operations                             245                 974                     71              1,152
--------------------------------------------------------------------------------------------- -----------------------------------

DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (266)               (522)                  (233)              (532)
   CLASS A                                                     (9)                 (3)                    (2)                --
   CLASS S                                                     --                  --                     --                 --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                        (19)               (137)                  (275)              (134)
   CLASS A                                                     (1)                 --                     (3)                --
   CLASS S                                                     --                  --                     --                 --
--------------------------------------------------------------------------------------------- -----------------------------------
      Total Distributions                                    (295)               (662)                  (513)              (666)
--------------------------------------------------------------------------------------------- -----------------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                            3,955               5,516                    940              3,504
   Shares Issued in Lieu of Cash Distributions                 59                 129                     64                 75
   Shares Redeemed                                         (3,366)             (4,094)                (2,094)            (3,443)
--------------------------------------------------------------------------------------------- -----------------------------------
      Increase (Decrease) in Net Assets from
        Institutional Class Share Transactions                648               1,551                 (1,090)               136
--------------------------------------------------------------------------------------------- -----------------------------------
   CLASS A:
   Shares Issued                                               11                 513                    227                 14
   Shares Issued in Lieu of Cash Distributions                  3                   2                     --                 --
   Shares Redeemed                                             --                  (3)                    --                 (8)
--------------------------------------------------------------------------------------------- -----------------------------------
      Increase (Decrease) in Net Assets from
        Class A Share Transactions                             14                 512                    227                  6
--------------------------------------------------------------------------------------------- -----------------------------------
   CLASS S:
   Shares Issued                                               --                  --                     --                 --
   Shares Issued in Lieu of Cash Distributions                 --                  --                     --                 --
   Shares Redeemed                                             --                  --                     --                 --
--------------------------------------------------------------------------------------------- -----------------------------------
      Increase (Decrease) in Net Assets from
        Class S Share Transactions                             --                  --                     --                 --
--------------------------------------------------------------------------------------------- -----------------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                          662               2,063                   (863)               142
--------------------------------------------------------------------------------------------- -----------------------------------
Total Increase (Decrease) in Net Assets                       612               2,375                 (1,305)               628
--------------------------------------------------------------------------------------------- -----------------------------------

NET ASSETS:
   Beginning of period                                     15,027              12,652                 16,160             15,532
--------------------------------------------------------------------------------------------- -----------------------------------
   End of period                                          $15,639             $15,027                $14,855            $16,160
--------------------------------------------------------------------------------------------- -----------------------------------

(1) SEE NOTE 9 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 46

          High Yield                      Prime Money                   Government Money               California Tax Exempt
        Bond Fund (000)                Market Fund (000)                Market Fund (000)             Money Market Fund (000)
   -------------------------     --------------------------       --------------------------       ----------------------------
      2003             2002          2003           2002              2003            2002            2003               2002
   -------------------------     --------------------------       --------------------------       ----------------------------
   $   872          $ 1,515      $   2,091      $    8,146        $     7,552     $   29,972       $   1,836            $ 5,058

      (188)            (964)            77             435                 76            (65)             --                 --

     1,104             (154)            --              --                 --             --              --                 --
   -------------------------     --------------------------       --------------------------       ----------------------------
     1,788              397          2,168           8,581              7,628         29,907           1,836              5,058

   -------------------------     --------------------------       --------------------------       ----------------------------

      (471)            (970)        (1,133)         (4,030)              (206)          (969)           (266)              (566)
      (391)            (562)          (691)         (2,981)            (6,861)       (27,322)         (1,517)            (4,354)
        --               --           (264)         (1,168)              (488)        (1,688)            (53)              (138)

        --               --             --              --                 --             --              --                 --
        --               --             --              --                 --             --              --                 --
        --               --             --              --                 --             --              --                 --
   -------------------------     --------------------------       --------------------------       ----------------------------
      (862)          (1,532)        (2,088)         (8,179)            (7,555)       (29,979)         (1,836)            (5,058)
   -------------------------     --------------------------       --------------------------       ----------------------------


     1,843            1,821        384,428       1,489,084            344,916        491,363         224,165            548,010
       299              619            231             744                 --             --              --                 --
      (914)          (1,190)      (375,437)     (1,503,930)          (326,780)      (516,178)       (201,673)          (539,630)
   -------------------------     --------------------------       --------------------------       ----------------------------
     1,228            1,250          9,222         (14,102)            18,136        (24,815)         22,492              8,380
   -------------------------     --------------------------       --------------------------       ----------------------------

     4,928            7,073        305,641         731,533          2,294,938      4,730,497         670,194          1,171,543
       249              435            173             896              4,666         18,614           1,333              3,699
    (3,687)          (1,489)      (327,749)       (747,116)        (2,407,874)    (5,131,395)       (611,245)        (1,294,419)
   -------------------------     --------------------------       --------------------------       ----------------------------

     1,490            6,019        (21,935)        (14,687)          (108,270)      (382,284)         60,282           (119,177)
   -------------------------     --------------------------       --------------------------       ----------------------------

        --               --        165,109         368,121            365,688        711,343          59,082            122,665
        --               --             --              --                 --             --              --                 --
        --               --       (174,522)       (365,288)          (372,526)      (638,986)        (62,468)          (109,890)
   -------------------------     --------------------------       --------------------------       ----------------------------

        --               --         (9,413)          2,833             (6,838)        72,357          (3,386)            12,775
   -------------------------     --------------------------       --------------------------       ----------------------------

     2,718            7,269        (22,126)        (25,956)           (96,972)      (334,742)         79,388            (98,022)
   -------------------------     --------------------------       --------------------------       ----------------------------
     3,644            6,134        (22,046)        (25,554)           (96,899)      (334,814)         79,388            (98,022)
   -------------------------     --------------------------       --------------------------       ----------------------------

    19,417           13,283        648,765         674,319          2,420,523      2,755,337         607,818            705,840
   -------------------------     --------------------------       --------------------------       ----------------------------
   $23,061          $19,417      $ 626,719     $   648,765        $ 2,323,624    $ 2,420,523        $687,206        $   607,818
   -------------------------     --------------------------       --------------------------       ----------------------------

                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 47
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,

-----------------------------------------------------------------------------------------------------------

                                            Net                               Distri-
               Net                 Realized and                               butions               Net
             Asset            Net    Unrealized   Distributions                  from             Asset
             Value     Investment         Gains        from Net      Return  Realized             Value
         Beginning         Income   (Losses) on      Investment          of   Capital               End
         of Period         (Loss)    Securities          Income     Capital     Gains         of Period
-----------------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*     $ 6.04         $ 0.04         $0.06          $(0.04)     $   --    $   --            $ 6.10
  2002        7.63           0.07         (1.47)          (0.07)         --     (0.12)             6.04
  2001       10.04           0.07         (1.57)          (0.07)         --     (0.84)             7.63
  2000       10.00           0.06          0.04           (0.06)         --        --             10.04
Class A (commenced operations on April 13, 2000)
  2003*     $ 6.04         $ 0.03        $ 0.06          $(0.03)     $   --    $   --            $ 6.10
  2002        7.62           0.05         (1.46)          (0.05)         --     (0.12)             6.04
  2001       10.04           0.04         (1.58)          (0.04)         --     (0.84)             7.62
  2000        9.55           0.03          0.49           (0.03)         --        --             10.04
-----------------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*     $ 5.25         $ 0.01         $0.27          $(0.00)++   $   --    $   --            $ 5.53
  2002        6.36             --         (1.11)             --          --        --              5.25
  2001        9.37          (0.02)        (2.99)             --          --        --              6.36
  2000       10.00          (0.02)        (0.61)             --          --        --              9.37
Class A (commenced operations on March 28, 2000)
  2003*     $ 5.21         $   --        $ 0.28          $   --      $   --    $   --            $ 5.49
  2002        6.33          (0.02)        (1.10)             --          --        --              5.21
  2001        9.35          (0.03)        (2.99)             --          --        --              6.33
  2000       10.70          (0.01)        (1.34)             --          --        --              9.35
-----------------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2003*     $15.06         $   --        $ 0.87          $   --      $   --    $   --            $15.93
  2002       17.11          (0.07)        (1.98)             --          --        --             15.06
Class A (commenced operations on October 3, 2001)
  2003*     $15.04         $(0.01)       $  0.85         $   --      $   --    $   --            $15.88
  2002       17.11          (0.05)        (2.02)             --          --        --             15.04
Class R (commenced operations on September 30, 1998)(2)
  2003*     $15.02         $(0.02)       $ 0.87          $   --      $   --    $   --            $15.87
  2002       16.94          (0.12)        (1.80)             --          --        --             15.02
  2001**     18.84          (0.02)        (1.88)             --          --        --             16.94
  2001+      15.80          (0.09)         3.85              --       (0.35)    (0.37)            18.84
  2000+      15.93          (0.06)         0.52              --          --     (0.59)            15.80
  1999+      10.00          (0.02)         5.95              --          --        --             15.93
-----------------------------------------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2003*     $ 2.26         $(0.01)       $ 0.40          $   --      $   --    $   --            $ 2.65
  2002        3.54          (0.03)        (1.25)             --          --        --              2.26
  2001       10.00          (0.02)        (6.43)          (0.01)         --        --              3.54
Class A (commenced operations on October 23, 2000)
  2003*     $ 2.25         $(0.01)       $ 0.39          $   --      $   --    $   --            $ 2.63
  2002        3.54          (0.04)        (1.25)             --          --        --              2.25
  2001       10.31          (0.03)        (6.73)          (0.01)         --        --              3.54


                               [RESTUBBED TABLE]

---------------------------------------------------------------------------------------------------
                                                               Ratio          Ratio
                                 Net                          of Net    of Expenses
                              Assets           Ratio      Investment     to Average
                                 End     of Expenses   Income (Loss)     Net Assets    Portfolio
                 Total     of Period      to Average      to Average     (Excluding     Turnover
                Return         (000)    Net Assets(1)    Net Assets(1)    Waivers)(1)       Rate
---------------------------------------------------------------------------------------------------
Large Cap Value Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*           1.59%       $27,254        1.00%           1.22%           1.01%            19%
  2002          (18.88)        23,325        1.00            0.90            1.05             42
  2001          (16.36)        27,293        1.00            0.74            1.09             51
  2000           0.992          9,344        1.00            0.87            1.12             38
Class A (commenced operations on April 13, 2000)
  2003*           1.47%        $  888        1.25%           0.98%           1.26             19%
  2002          (18.97)           769        1.25            0.65            1.30             42
  2001          (16.68)           704        1.25            0.49            1.34             51
  2000            5.48            732        1.25            0.62            1.37             38
---------------------------------------------------------------------------------------------------
Large Cap Growth Equity Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*           5.38%       $18,175        1.05%           0.23%           1.06%            21%
  2002          (17.45)        14,195        1.05           (0.04)           1.09             31
  2001          (32.12)        15,550        1.05           (0.22)           1.13             58
  2000           (6.30)        21,639        1.05           (0.31)           1.16             51
Class A (commenced operations on March 28, 2000)
  2003*           5.37%       $ 1,099        1.30%          (0.02)%          1.31%            21%
  2002          (17.69)           798        1.30           (0.29)           1.34             31
  2001          (32.30)           636        1.30           (0.47)           1.38             58
  2000          (12.62)           592        1.30           (0.56)           1.41             51
---------------------------------------------------------------------------------------------------
RCB Small Cap Value Fund
Institutional Class (commenced operations on October 3, 2001)
  2003*           5.78%       $ 3,398        1.24%           0.01%           1.25%            43%
  2002          (11.98)         1,768        1.24           (0.46)           1.28             39
Class A (commenced operations on October 3, 2001)
  2003*           5.59%       $   965        1.49%          (0.22)%          1.50%            43%
  2002          (12.10)           410        1.49           (0.74)           1.53             39
Class R (commenced operations on September 30, 1998)(2)
  2003*           5.66%       $ 9,620        1.49%          (0.24)%          1.50%            43%
  2002          (11.33)        10,174        1.49           (0.70)           1.53             39
  2001**        (10.08)         8,122        1.26           (0.51)           2.63              5
  2001+          24.34          8,869        1.49           (0.69)           2.85             43
  2000+           3.28          5,193        1.49           (0.50)           3.49             60
  1999+          59.30          3,156        1.49           (0.33)           7.76             36
---------------------------------------------------------------------------------------------------
Technology Growth Fund
Institutional Class (commenced operations on October 3, 2000)
  2003*          17.26%        $  754        1.20%          (0.69)%          1.40%            11%
  2002          (36.16)           565        1.20           (0.88)           1.37             24
  2001          (64.56)           907        1.20           (0.38)++         1.41             23
Class A (commenced operations on October 23, 2000)
  2003*          16.89%        $  634        1.50%          (0.98)%          1.70%            11%
  2002          (36.44)           432        1.50           (1.18)           1.67             24
  2001          (65.37)           481        1.50           (1.04)++         1.71             23

 * FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.
 +  FOR THE YEARS ENDING JUNE 30.
++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.
++  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1) ANNUALIZED.
(2) ON OCTOBER 3, 2001, THE RCBSMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCBSMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 48

-------------------------------------------------------------------------------------------------------------
                                            Net
                Net                Realized and                     Distributions             Net
              Asset           Net    Unrealized   Distributions              from           Asset
              Value    Investment         Gains        from Net          Realized           Value
          Beginning        Income   (Losses) on      Investment           Capital             End     Total
          of Period        (Loss)    Securities          Income             Gains       of Period    Return
-------------------------------------------------------------------------------------------------------------
 Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*      $10.65        $ 0.24        $ 0.15          $(0.24)           $   --          $10.80      3.71%
  2002        10.72          0.53          0.09           (0.53)            (0.16)          10.65      6.06
  2001        10.14          0.60          0.60           (0.60)            (0.02)          10.72     12.14
  2000        10.00          0.42          0.14           (0.42)               --           10.14      5.76
Class A (commenced operations on April 13, 2000)
  2003*      $10.65        $ 0.23        $ 0.15          $(0.23)           $   --          $10.80      3.58%
  2002        10.73          0.50          0.08           (0.50)            (0.16)          10.65      5.69
  2001        10.13          0.57          0.62           (0.57)            (0.02)          10.73     12.08
  2000        10.06          0.31          0.07           (0.31)               --           10.13      3.81

-------------------------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*      $11.02        $ 0.20        $(0.03)         $(0.20)           $(0.01)         $10.98      1.57%
  2002        10.80          0.44          0.34           (0.44)            (0.12)          11.02      7.53
  2001        10.17          0.53          0.63           (0.53)               --           10.80     11.67
  2000        10.00          0.38          0.17           (0.38)               --           10.17      5.64
Class A (commenced operations on April 13, 2000)
  2003*      $11.01        $ 0.18        $(0.04)         $(0.18)           $(0.01)         $10.96      1.35%
  2002        10.77          0.43          0.34           (0.41)            (0.12)          11.01      7.47
  2001        10.16          0.49          0.63           (0.51)               --           10.77     11.25
  2000        10.06          0.23          0.10           (0.23)               --           10.16      3.37

-------------------------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*      $10.83        $ 0.16        $(0.11)         $(0.16)           $(0.19)         $10.53      0.47%
  2002        10.50          0.36          0.41           (0.35)            (0.09)          10.83      7.58
  2001        10.22          0.43          0.30           (0.43)            (0.02)          10.50      7.21
  2000        10.00          0.32          0.22           (0.32)               --           10.22      5.43
Class A (commenced operations on April 13, 2000)
  2003*      $10.85        $ 0.13        $(0.09)         $(0.15)           $(0.19)         $10.55      0.34%
  2002        10.51          0.33          0.43           (0.33)            (0.09)          10.85      7.40
  2001        10.22          0.41          0.30           (0.40)            (0.02)          10.51      7.08
  2000        10.10          0.20          0.12           (0.20)               --           10.22      3.20

-------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*      $ 8.16        $ 0.39        $ 0.39          $(0.39)           $   --          $ 8.55      9.68%
  2002         8.57          0.83         (0.40)          (0.84)               --            8.16      4.80
  2001         9.76          0.98         (1.18)          (0.98)            (0.01)           8.57     (2.45)
  2000        10.00          0.64         (0.24)          (0.64)               --            9.76      4.21
Class A (commenced operations on January 14, 2000)
  2003*      $ 8.16        $ 0.38        $ 0.38          $(0.37)           $   --          $ 8.55      9.52%
  2002         8.57          0.81         (0.40)          (0.82)               --            8.16      4.49
  2001         9.76          0.95         (1.18)          (0.95)            (0.01)           8.57     (2.74)
  2000        10.00          0.62         (0.24)          (0.62)               --            9.76      3.94

                               [Restubbed Table]

---------------------------------------------------------------------------------------------
                                                       Ratio         Ratio
                         Net                          of Net   of Expenses
                      Assets         Ratio        Investment    to Average
                         End   of Expenses     Income (Loss)    Net Assets     Portfolio
                   of Period    to Average        to Average    (Excluding      Turnover
                       (000) Net Assets(1)     Net Assets(1)   Waivers)(1)          Rate
---------------------------------------------------------------------------------------------
Corporate Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*              $43,500          0.75%             4.53%         0.78%          23%
  2002                40,807          0.75              5.04          0.82           55
  2001                32,800          0.75              5.71+         0.86           83
  2000                22,711          0.75              6.09          0.91            6
Class A (commenced operations on April 13, 2000)
  2003*              $   569          1.00%             4.28%         1.03%          23%
  2002                   544          1.00              4.71          1.07           55
  2001                    93          1.00              5.67+         1.11           83
  2000                   424          1.00              5.84          1.16            6
---------------------------------------------------------------------------------------------
Government Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*               $15,103         0.70%           3.48%           0.81%          10%
  2002                 14,502         0.70            4.11+           0.86           70
  2001                 12,648         0.70            5.04+           0.91          126
  2000                 11,233         0.70            5.49            0.97           21
Class A (commenced operations on April 13, 2000)
  2003*               $   536         0.95%           3.24%           1.06%          10%
  2002                    525         0.95            3.70            1.11           70
  2001                      4         0.95            5.03+           1.16          126
  2000                     49         0.95            5.24            1.22           21
---------------------------------------------------------------------------------------------
California Tax Exempt Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*               $14,616         0.50%           2.94%           0.65%          34%
  2002                 16,147         0.50            3.33            0.70           90
  2001                 15,526         0.50            4.11            0.75           56
  2000                 11,638         0.50            4.50            0.79           49
Class A (commenced operations on April 13, 2000)
  2003*               $   239         0.75%           2.69%           0.90%          34%
  2002                     13         0.75            3.05            0.95           90
  2001                      6         0.75            3.82            1.00           56
  2000                      1         0.75            4.25            1.04           49
---------------------------------------------------------------------------------------------
High Yield Bond Fund
Institutional Class (commenced operations on January 14, 2000)
  2003*               $11,730         1.00%           9.36%           1.13%          20%
  2002                 10,020         1.00            9.48            1.18           30
  2001                  9,310         1.00           10.52            1.23           12
  2000                  9,877         1.00            9.41            1.31            5
Class A (commenced operations on January 14, 2000)
  2003*               $11,331         1.30%           8.94%           1.43%          20%
  2002                  9,397         1.30            9.03            1.48           30
  2001                  3,973         1.30           10.14            1.53           12
  2000                  1,043         1.30            9.11            1.61            5


* FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND
  THE EFFECTS OF ANNUALIZATION.
(1) ANNUALIZED.
 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 49
financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30, OR PERIOD ENDED OCTOBER 31,

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio         Ratio
                    Net                                Net                   Net                         of Net   of Expenses
                  Asset           Distributions      Asset                Assets         Ratio       Investment    to Average
                  Value       Net      from Net      Value                   End   of Expenses           Income    Net Assets
              Beginning Investment   Investment        End     Total   of Period    to Average       to Average    (Excluding
              of Period     Income       Income  of Period    Return       (000)   Net Assets(1)    Net Assets(1)   Waivers)(1)
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund
Institutional Class (commenced operations on March 23, 1998)
  2003*           $1.00     $0.004      $(0.004)     $1.00      0.41% $  300,034           0.63%           0.82%         0.64%
  2002             1.00      0.014       (0.014)      1.00      1.37     290,778           0.63            1.37          0.67
  2001             1.00      0.046       (0.046)      1.00      4.65     304,698           0.63            4.42++        0.71
  2000**           1.00      0.051       (0.051)      1.00      5.24     201,688           0.63            5.62+         0.71
  1999             1.00      0.045       (0.045)      1.00      4.61     137,659           0.63            4.51          0.79
  1998             1.00      0.029       (0.029)      1.00      3.11     133,428           0.63            4.99          0.78
Class A (commenced operations on October 18, 1999)
  2003*           $1.00     $0.003      $(0.003)     $1.00      0.30% $  206,902           0.85%           0.60%         1.14%
  2002             1.00      0.011       (0.011)      1.00      1.15     228,807           0.85            1.15          1.17
  2001             1.00      0.043       (0.043)      1.00      4.42     243,340           0.85            4.39++        1.21
  2000**           1.00      0.049       (0.049)      1.00      5.03     251,225           0.85            5.61+         1.21
  1999             1.00      0.002       (0.002)      1.00      0.18       4,942           0.85            4.62          1.30
Class S (commenced operations on October 26, 1999)
  2003*           $1.00     $0.002      $(0.002)     $1.00      0.20% $  119,783           1.05%           0.40%         1.14%
  2002             1.00      0.009       (0.009)      1.00      0.95     129,180           1.05            0.95          1.17
  2001             1.00      0.041       (0.041)      1.00      4.21     126,281           1.05            4.12++        1.21
  2000**           1.00      0.047       (0.047)      1.00      4.83      72,287           1.05            5.47+         1.21
  1999             1.00      0.001       (0.001)      1.00      0.07         562           1.05            4.42          1.30
-----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2003*           $1.00     $0.004      $(0.004)     $1.00      0.42% $   70,122           0.63%           0.85%         0.64%
  2002             1.00      0.014       (0.014)      1.00      1.38      51,985           0.63            1.43          0.66
  2001             1.00      0.046       (0.046)      1.00      4.70      76,802           0.63            3.97++        0.66
  2000**           1.00      0.029       (0.029)      1.00      2.90      27,849           0.63            5.84          0.68
Class A (commenced operations on June 21, 1999)
  2003*           $1.00     $0.003      $(0.003)     $1.00      0.31% $2,040,946           0.85%           0.63%         1.14%
  2002             1.00      0.012       (0.012)      1.00      1.16   2,149,151           0.85            1.18          1.16
  2001             1.00      0.044       (0.044)      1.00      4.47   2,531,500           0.85            4.27++        1.16
  2000**           1.00      0.049       (0.049)      1.00      4.96   1,887,860           0.85            5.32          1.18
  1999             1.00      0.016       (0.016)      1.00      1.58   1,512,137           0.85            4.33          1.15
Class S (commenced operations on October 6, 1999)
  2003*           $1.00     $0.002      $(0.002)     $1.00      0.21% $  212,556           1.05%           0.43%         1.14%
  2002             1.00      0.010       (0.010)      1.00      0.96     219,387           1.05            0.93          1.16
  2001             1.00      0.042       (0.042)      1.00      4.26     147,035           1.05            3.62++        1.16
  2000**           1.00      0.047       (0.047)      1.00      4.77      41,593           1.05            5.39          1.18
  1999             1.00      0.003       (0.003)      1.00      0.30         911           1.05            4.30          1.15
-----------------------------------------------------------------------------------------------------------------------------------
California Tax Exempt Money Market Fund
Institutional Class (commenced operations on April 3, 2000)
  2003*           $1.00     $0.004      $(0.004)     $1.00      0.36% $   81,415           0.55%           0.70%++       0.65%
  2002             1.00      0.010       (0.010)      1.00      0.98      58,923           0.55            0.96          0.69
  2001             1.00      0.025       (0.025)      1.00      2.51      50,543           0.55            2.12++        0.72
  2000**           1.00      0.016       (0.016)      1.00      1.64       6,825           0.55            3.29          0.74
Class A (commenced operations on June 21, 1999)
  2003*           $1.00     $0.002      $(0.002)     $1.00      0.25% $  579,551           0.78%           0.49%++       1.15%
  2002             1.00      0.007       (0.007)      1.00      0.75     519,269           0.78            0.75          1.19
  2001             1.00      0.023       (0.023)      1.00      2.28     638,446           0.78            2.22++        1.22
  2000**           1.00      0.025       (0.025)      1.00      2.55     549,237           0.78            2.74          1.24
  1999             1.00      0.008       (0.008)      1.00      0.79     533,244           0.78            2.17          1.21
Class S (commenced operations on November 12, 1999)
  2003*           $1.00     $0.002      $(0.002)     $1.00      0.17% $   26,240           0.93%           0.33%++       1.15%
  2002             1.00      0.005       (0.005)      1.00      0.55      29,626           0.98            0.53          1.19
  2001             1.00      0.021       (0.021)      1.00      2.08      16,851           0.98            1.96++        1.22
  2000**           1.00      0.023       (0.023)      1.00      2.30       7,723           0.98            2.69          1.24

 * FOR THE SIX MONTH PERIOD ENDING MARCH 31, 2003. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
** THE FUND'S YEAR-END CHANGED FROM OCTOBER 31 TO SEPTEMBER 30.
 + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS
   ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION. ++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND
   THE EFFECTS OF ANNUALIZATION.
(1) ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 50
notes to financial statements
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION:

The CNI Charter Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, (collectively the "Fixed Income Funds"); Prime Money Market Fund, Government Money Market Fund, California Tax Exempt Money Market Fund (collectively the "Money Market Funds"); (each a "Fund", collectively, the "Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The Board of Trustees of the Professionally Managed Portfolios and shareholders of the RCB Small Cap Fund (the "Predecessor Fund") approved a reorganization of the Predecessor Fund into the CNI Charter RCB Small Cap Value Fund. The tax-free reorganization of the Predecessor Fund took place on October 3, 2001. Under the Agreement and Plan of Reorganization, each shareholder of the Predecessor Fund received a number of CNI Charter RCB Small Cap Value Fund shares with an aggregate net asset value equal to that of his or her shares of the Predecessor Fund. The value of the CNI Charter RCB Small Cap Value Fund on October 3, 2001 was $8,210,893 with 479,810 shares outstanding.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION - Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Equity and Fixed Income Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Unlisted securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record


                           CNI CHARTER FUNDS | PAGE 51
notes to financial statements
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TBA securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of March 31, 2003, the Funds did not hold any TBA securities.

CLASSES - Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Distributions from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, distributions from net investment income are declared and paid annually. Any net realized capital gains are distributed to shareholders at least annually.

ORGANIZATIONAL COSTS - Organizational costs of the Prime Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement dated April 1, 1999 (the "Agreement"), SEI Investments Global Funds Services (formally named SEI Investments Mutual Funds Services) (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, the Administrator was entitled to receive an annual fee of 0.150% of the average daily net assets of the Equity and Fixed Income Funds and 0.150% of the average daily nets assets of the Prime Money Market Fund, 0.101% of the average daily net assets of the Government Money Market Fund, and 0.155% of the average daily net assets of the California Tax Exempt Money Market Fund. On April 1, 2002, a new agreement (the "New Agreement") was executed. Under the terms of the New Agreement, the Administrator is entitled to receive an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Company (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. The Distributor has voluntarily agreed to waive up to 0.50% of distribution fees and up to 0.25% of shareholder servicing fees, discussed below, for the Class S shares of the California Tax Exempt Money Market Fund beginning December 4, 2002. This waiver is voluntary and may be terminated at any time.

The Trust and the Distributor are parties to a Distribution Agreement dated April 8, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per Cusip. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. (formally named First Union National Bank) serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for



                           CNI CHARTER FUNDS | PAGE 52

-------------------------------------------------------------------------------
such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. For the six-months ended March 31, 2003, CNB received Shareholder Servicing fees from the Trust in the amount of approximately $3,616,000.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Advisor"), the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective May 10, 2001, CNAM, a wholly owned subsidiary of CNB, assumed the role of Investment Manager from CNB. Under the terms of the current agreements, the Advisor receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Advisor on behalf of the RCB Small Cap Value Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC acts as the Investment Sub-Advisor on behalf of the High Yield Bond Fund.

WELLINGTON MANAGEMENT COMPANY, LLP acts as the Investment Sub-Advisor on behalf of the Government Money Market Fund.

WEISS, PECK, & GREER, LLC acts as the Investment Sub-Advisor on behalf of the California Tax Exempt Money Market Fund.

The Advisor has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. Prior to March 31, 2001, the Advisor had contractually agreed to limit its fees or reimburse the expenses of the Institutional Class Shares of the Prime Money Market Fund.The Advisor has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:


Large Cap                 Large Cap      RCB
                            Value       Growth     Small Cap    Technology
                            Equity      Equity       Value       Growth
                             Fund        Fund        Fund         Fund
--------------------------------------------------------------------------
Institutional Class          1.00%       1.05%       1.24%       1.20%
Class A                      1.25%       1.30%       1.49%       1.50%
Class R                        --          --        1.49%         --
--------------------------------------------------------------------------


                                                  California
                           Corporate  Government  Tax Exempt  High Yield
                             Bond        Bond        Bond        Bond
                             Fund        Fund        Fund        Fund
--------------------------------------------------------------------------
Institutional Class          0.75%       0.70%       0.50%       1.00%
Class A                      1.00%       0.95%       0.75%       1.30%
--------------------------------------------------------------------------


                            Prime                         California
                            Money        Government      Tax Exempt
                            Market      Money Market     Money Market
                             Fund          Fund             Fund
--------------------------------------------------------------------------
Institutional Class          0.63%         0.63%           0.55%
Class A                      0.85%         0.85%           0.78%
Class S                      1.05%         1.05%           0.98%
--------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Advisor within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown above.

During the six-month period ended March 31, 2003, the Board of Trustees approved the reimbursement of previously waived fees by the Advisor for the prior fiscal year in the amount of $1,044, $1,615 and $2,242 for the Large Cap Value Equity Fund, Large Cap Growth Equity Fund and RCB Small Cap Value Fund respectively.


5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-


                           CNI CHARTER FUNDS | PAGE 53
notes to financial statements
MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

term securities for the six months ended March 31, 2003, were as follows for the Equity and Fixed Income Funds:


                             Purchases                   Sales
---------------------------------------------------------------------
                          U.S.                    U.S.
                       Government    Other    Government      Other
Fund                     (000)       (000)       (000)        (000)
---------------------------------------------------------------------
Large Cap Value Equity
   Fund                 $   --      $8,353      $   --        $5,005
Large Cap Growth Equity
   Fund                     --       6,691          --         3,442
RCB Small Cap Value Fund    --       6,052          --         5,622
Technology Growth Fund      --         354          --           138
Corporate Bond Fund      3,895       7,846       1,768         7,423
Government Bond Fund     3,179          --       1,392            --
California Tax Exempt
   Bond Fund                --       5,213          --         5,860
High Yield Bond Fund        --       4,320          --         3,637
---------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of September 30, 2002, primarily attributable to certain net operating losses, which for tax purposes were reclassified to paid-in-capital or were used to offset net short-term capital gains, were as follows:


                                    Increase      Decrease
                                Undistributed   Accumulated    Decrease
                                Net Investment  Net Realized   Paid in
                                    Income          Gain       Capital
Fund                                 (000)         (000)        (000)
------------------------------------------------------------------------
Large Cap Growth Equity Fund          $10          $ --         $(10)
RCB Small Cap Value Fund               86            --          (86)
Technology Growth Fund                 15            --          (15)
Prime Money Market Fund                18            --          (18)
Government Money Market Fund           33           (33)          --
------------------------------------------------------------------------

At September 30, 2002, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates:


                                    Expiring September 30,
------------------------------------------------------------------------
                                   2008       2009     2010
Fund                               (000)      (000)    (000)
------------------------------------------------------------------------

Large Cap Value Equity Fund        $--        $--    $   18
Large Cap Growth Equity Fund        11         --     3,244
RCB Small Cap Value Fund            --         12        10
Technology Growth Fund              --         --       392
High Yield Bond Fund                --         --       481
Prime Money Market Fund             --         --       484
California Tax Exempt Money
  Market Fund                       --         --        19
------------------------------------------------------------------------

During the year ended September 30,2002, the Government Bond Fund had capital loss carryforwards of $828 that were utilized to offset capital gains.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) at March 31, 2003 for each of the Equity and Fixed Income Funds were as follows:

                                               Net Unrealized
                                                 Appreciation
                     Appreciation  Depreciation (Depreciation)
Fund                     (000)         (000)        (000)
----------------------------------------------------------------
Large Cap Value
   Equity Fund          $2,702       $(3,459)       $(757)
Large Cap Growth
   Equity Fund             722        (3,981)      (3,259)
RCB Small Cap Value Fund 1,487        (1,856)        (369)
Technology Growth Fund      15          (987)        (972)
Corporate Bond Fund      2,556           (44)       2,512
Government Bond Fund       752            (9)         743
California Tax Exempt
   Bond Fund               489            (6)         483
High Yield Bond Fund       863        (1,237)        (374)
----------------------------------------------------------------


7. CONCENTRATION OF CREDIT RISK:

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.


8. SUBSEQUENT EVENT:

Effective May 1, 2003, Wellington Management Company, LLP will no longer serve as sub-advisor to the Government Money Market Fund. CNAM, the Fund's current investment manager, will replace Wellington Management Company as the Fund's advisor.


                           CNI CHARTER FUNDS | PAGE 54

--------------------------------------------------------------------------------

9. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2003 (Unaudited) and the year ended September 30, 2002 was as follows:


                                       Large Cap Value         Large Cap Growth         RCB Small Cap            Technology
                                      Equity Fund (000)        Equity Fund (000)      Value Fund (000)        Growth Fund (000)
                                      ------------------------------------------------------------------------------------------
                                       2003      2002          2003       2002         2003       2002        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                       1,012    1,015           958        986           113       162         75          22
   Shares Issued in Lieu of
     Cash Distribution                     6       25             1         --            --        --         --          --
   Shares Redeemed                      (412)    (759)         (381)      (726)          (17)      (45)       (40)        (28)
--------------------------------------------------------------------------------------------------------------------------------
      Net Institutional
        Class Transactions               606      281           578        260            96       117         35          (6)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS A:
   Shares Issued                          34       50            58         66            36        27         49          60
   Shares Issued in Lieu of
     Cash Distribution                     1        2            --         --            --        --         --          --
   Shares Redeemed                       (17)     (17)          (11)       (13)           (2)       --         --          (4)
--------------------------------------------------------------------------------------------------------------------------------
      Net Class A Transactions            18       35            47         53            34        27         49          56
--------------------------------------------------------------------------------------------------------------------------------
   CLASS R:
   Shares Issued                          --       --            --         --            27       349         --          --
   Shares Issued in Lieu of
     Cash Distribution                    --       --            --         --            --        --         --          --
   Shares Redeemed                        --       --            --         --           (98)     (152)        --          --
--------------------------------------------------------------------------------------------------------------------------------
      Net Class R Transactions            --       --            --         --           (71)      197         --          --
--------------------------------------------------------------------------------------------------------------------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                           CNI CHARTER FUNDS | PAGE 55
notes to financial statements
MARCH 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

9. CAPITAL SHARES ISSUED AND REDEEMED (CONCLUDED):

Capital share activity for the six months ended March 31, 2003 (Unaudited) and the year ended September 30, 2002 was as follows:

                                                                                          California              High Yield
                                       Corporate Bond           Government Bond        Tax Exempt Bond               Bond
                                         Fund (000)                Fund (000)              Fund (000)              Fund (000)
                                       ----------------        ----------------       -----------------      --------------------
                                       2003       2002         2003        2002        2003       2002         2003        2002
-------------------------------------------------------        ----------------       -----------------      --------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                        754       1,356          362        514          89        334         217         208
   Shares Issued in Lieu of
     Cash Distribution                   16          45            5         12           7          7          36          71
   Shares Redeemed                     (573)       (627)        (308)      (382)       (199)      (329)       (109)       (137)
-------------------------------------------------------        ----------------       -----------------      --------------------
      Net Institutional
        Class Transactions              197         774           59        144        (103)        12         144         142
-------------------------------------------------------        ----------------       -----------------      --------------------
   CLASS A:
   Shares Issued                          9          42            1         48          21          1         582         807
   Shares Issued in Lieu of
     Cash Distribution                   --          --           --         --          --         --          30          50
   Shares Redeemed                       (7)         --           --         --          --         --        (438)       (168)
-------------------------------------------------------        ----------------       -----------------      --------------------
      Net Class A Transactions            2          42            1         48          21          1         174         689
-------------------------------------------------------        ----------------       -----------------      --------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                           CNI CHARTER FUNDS | PAGE 56

                                                                                                               California
                                                         Prime                   Government                    Tax Exempt
                                                     Money Market               Money Market                  Money Market
                                                      Fund (000)                 Fund (000)                    Fund (000)
                                                  ------------------       ---------------------        -----------------------
                                                  2003         2002            2003       2002             2003        2002
--------------------------------------------------------------------       ---------------------        -----------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                                384,428    1,489,084         344,916     491,362          224,165      548,010
   Shares Issued in Lieu of
     Cash Distribution                              231          744              --          --               --           --
   Shares Redeemed                             (375,437)  (1,503,930)       (326,780)   (516,178)        (201,673)    (539,630)
--------------------------------------------------------------------       ---------------------        -----------------------
      Net Institutional
        Class Transactions                        9,222      (14,102)         18,136     (24,816)          22,492        8,380
--------------------------------------------------------------------       ---------------------        -----------------------
   CLASS A:
   Shares Issued                                305,641      731,533       2,294,938   4,730,497          670,194    1,171,542
   Shares Issued in Lieu of
     Cash Distribution                              173          896           4,666      18,614            1,333        3,699
   Shares Redeemed                             (327,749)    (747,116)     (2,407,874) (5,131,395)        (611,245)  (1,294,419)
--------------------------------------------------------------------       ---------------------        -----------------------
      Net Class A Transactions                  (21,935)     (14,687)       (108,270)   (382,284)          60,282     (119,178)
--------------------------------------------------------------------       ---------------------        -----------------------
   CLASS S:
   Shares Issued                                165,109      368,121         365,688     711,343           59,082      122,665
   Shares Issued in Lieu of
     Cash Distribution                               --           --              --          --               --           --
   Shares Redeemed                             (174,522)    (365,288)       (372,526)   (638,986)         (62,468)    (109,890)
--------------------------------------------------------------------       ---------------------        -----------------------
      Net Class S Transactions                   (9,413)       2,833          (6,838)     72,357           (3,386)      12,775
--------------------------------------------------------------------       ---------------------        -----------------------

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


                           CNI CHARTER FUNDS | PAGE 57

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

[LOGO OMITTED]
CNI CHARTER FUNDS SM

                                                             CNI-SA-001-0200